Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 24.40%	Shares Held	Value
Advertising — 0.71%
Interpublic Group of Cos Inc/The	56,880	$1,660,896
Apparel — 0.21%
VF Corp	6,178	493,746
Auto Manufacturers — 0.41%
PACCAR Inc	10,436	969,713
Auto Parts & Equipment — 0.28%
Magna International Inc	7,456	656,426
Banks — 2.39%
Bank of Hawaii Corp	8,751	783,127
Columbia Banking System Inc	5,275	227,300
Cullen / Frost Bankers Inc	3,849	418,617
East West Bancorp Inc	17,922	1,322,644
JPMorgan Chase & Co	14,575	2,218,752
PacWest Bancorp	6,629	252,897
US Bancorp	3,604	199,337
Washington Trust Bancorp Inc	3,459	178,588
		$5,601,262

Chemicals — 0.45%
Air Products & Chemicals Inc	3,758	1,057,276
Computers — 0.85%
Apple Inc	16,364	1,998,863
Diversified Financial Services — 1.21%
BlackRock Inc	1,851	1,395,580
KKR & Co Inc, Class A	29,740	1,452,799
		$2,848,379

Electric — 1.57%
ALLETE Inc	14,108	947,916
Eversource Energy	9,562	827,974
WEC Energy Group Inc	9,474	886,672
Xcel Energy Inc	15,402	1,024,387
		$3,686,949

Electronics — 0.47%
Honeywell International Inc	5,097	1,106,406
Food — 0.67%
Hormel Foods Corp	15,130	722,911
Tyson Foods Inc, Class A	11,289	838,773
		$1,561,684

Hand/Machine Tools — 0.60%
Lincoln Electric Holdings Inc	6,497	798,741
Snap-on Inc	2,618	604,077
		$1,402,818

Healthcare — Products — 1.79%
Abbott Laboratories	12,596	1,509,505
Medtronic PLC	12,989	1,534,390
Teleflex Inc	2,797	1,162,042
		$4,205,937

Home Builders — 0.24%
LCI Industries	4,291	567,613
Insurance — 0.77%
Chubb Ltd	6,054	956,351

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Fidelity National Financial Inc	20,926	$850,851
		$1,807,202

Leisure Time — 0.25%
Acushnet Holdings Corp	14,019	579,405
Machinery — Diversified — 1.03%
Deere & Co	3,763	1,407,889
Nordson Corp	5,143	1,021,811
		$2,429,700

Media — 0.79%
Comcast Corp, Class A	34,394	1,861,059
Oil & Gas — 1.59%
Chevron Corp	4,195	439,594
EOG Resources Inc	9,595	695,925
Exxon Mobil Corp	3,325	185,635
HollyFrontier Corp	11,293	404,063
Marathon Petroleum Corp	12,089	646,641
Whiting Petroleum Corp (a)	38,475	1,363,939
		$3,735,797

Packaging & Containers — 0.55%
Packaging Corp of America	9,563	1,286,032
Pharmaceuticals — 0.96%
Johnson & Johnson	3,674	603,822
Merck & Co Inc	13,049	1,005,947
Pfizer Inc	17,889	648,119
		$2,257,888

REITs — 1.49%
Alexandria Real Estate Equities Inc	6,763	1,111,161
Digital Realty Trust Inc	8,404	1,183,619
Medical Properties Trust Inc	56,809	1,208,896
		$3,503,676

Retail — 2.37%
Costco Wholesale Corp	3,411	1,202,309
Home Depot Inc/The	4,851	1,480,768
Starbucks Corp	13,189	1,441,162
Tractor Supply Co	8,108	1,435,765
		$5,560,004

Semiconductors — 1.58%
Applied Materials Inc	14,653	1,957,641
Microchip Technology Inc	11,216	1,740,947
		$3,698,588

Software — 0.52%
Broadridge Financial Solutions Inc	3,922	600,458
SAP SE	5,103	626,598
		$1,227,056

Telecommunications — 0.37%
BCE Inc	19,089	861,677
Toys, Games & Hobbies — 0.28%
Hasbro Inc	6,840	657,460
TOTAL COMMON STOCKS		$57,283,512

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

PREFERRED STOCKS — 8.22%	Shares Held	Value

Banks — 3.64%
Bank of America Corp; Series EE
6.00%, 04/25/2021 (b),(c)	10,000	$250,000
Bank of America Corp; Series KK
5.38%, 06/25/2024 (b)	30,000	812,400
Bank of America Corp; Series NN
4.38%, 11/03/2025 (b),(c)	20,000	500,000
Goldman Sachs Group Inc/The; Series N
6.30%, 05/10/2021 (b),(c)	40,000	1,016,400
JPMorgan Chase & Co; Series BB
6.15%, 06/01/2021 (b),(c)	25,000	638,000
KeyCorp; Series F
5.65%, 12/15/2023 (b)	40,000	1,083,200
Morgan Stanley; Series E
(3-month USD LIBOR + 4.32%),
7.13%, 10/15/2023 (b),(c),(d)	30,000	865,800
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (b),(d)	10,000	283,200
Truist Financial Corp; Series O
5.25%, 06/01/2025 (b),(c)	40,000	1,095,600
US Bancorp; Series L
3.75%, 01/15/2026 (b),(c)	40,000	952,000
Wells Fargo & Co; Series Y
5.63%, 06/15/2022 (b),(c)	20,000	531,000
Wells Fargo & Co; Series Z
4.75%, 03/15/2025 (b)	20,000	510,600
		$8,538,200

Electric — 1.30%
Alabama Power Co; Series A
5.00%, 10/01/2022 (b)	40,000	1,057,600
Duke Energy Corp; Series A
5.75%, 06/15/2024 (b)	35,000	967,750
Entergy Louisiana LLC
4.88%, 09/01/2066	20,000	509,000
Entergy Mississippi LLC
4.90%, 10/01/2066	20,000	511,000
		$3,045,350

Gas — 0.47%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 3.63%),
6.50%, 03/15/2024 (b),(d)	40,000	1,114,800

Insurance — 0.91%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (b)	40,000	1,080,400
MetLife Inc; Series F
4.75%, 03/15/2025 (b),(c)	40,000	1,058,400
		$2,138,800

REITs — 1.90%
Kimco Realty Corp; Series L
5.13%, 08/16/2022 (b)	40,000	1,051,600
PS Business Parks Inc; Series W
5.20%, 10/20/2021 (b)	20,000	519,600
PS Business Parks Inc; Series Y
5.20%, 12/07/2022 (b)	20,000	526,000
Public Storage; Series E
4.90%, 10/14/2021 (b)	10,000	258,400
Public Storage; Series H
5.60%, 03/11/2024 (b),(c)	30,000	833,700

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage; Series O
3.90%, 11/17/2025 (b)	10,000	$260,300
Vornado Realty Trust; Series M
5.25%, 12/13/2022 (b)	40,000	1,014,800
		$4,464,400
TOTAL PREFERRED STOCKS		$19,301,550
	Principal
BONDS — 64.50%	Amount	Value

Apparel — 1.71%
Under Armour Inc
3.25%, 06/15/2026	$4,000,000	$4,002,400

Auto Parts & Equipment — 1.72%
Titan International Inc
6.50%, 11/30/2023	4,000,000	4,046,620

Banks — 5.29%
Citigroup Inc
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (b),(d)	4,000,000	4,039,000
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.22%),
4.95%, 02/10/2025 (b),(c),(d)	4,000,000	4,231,200
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 05/01/2023 (b),(d)	4,000,000	4,137,600
		$12,407,800

Chemicals — 3.66%
HB Fuller Co
4.25%, 10/15/2028	4,500,000	4,572,270
Kraton Polymers LLC / Kraton Polymers Capital Corp
4.25%, 12/15/2025 (e)	4,000,000	4,015,000
		$8,587,270

Diversified Financial Services — 1.64%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,856,232

Electric — 5.55%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (d)	3,000,000	3,409,530
GenOn Energy Inc
0.00%, 10/15/2049 (a),(f),(g)	3,100,000	—
PPL Capital Funding Inc
(3-month USD LIBOR + 2.67%),
2.86%, 03/30/2067 (d)	5,000,000	4,686,000
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,925,000
		$13,020,530

Environmental Control — 2.63%
Covanta Holding Corp
5.88%, 07/01/2025	2,000,000	2,070,000
Waste Pro USA Inc
5.50%, 02/15/2026 (e)	4,000,000	4,095,000
		$6,165,000

Food — 1.71%
Post Holdings Inc
4.63%, 04/15/2030 (e)	4,000,000	4,010,000

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare — Products — 1.79%
Hologic Inc
4.63%, 02/01/2028 (e)	$4,000,000	$4,200,000

Healthcare — Services — 5.54%
Encompass Health Corp
4.75%, 02/01/2030	2,000,000	2,057,402
5.75%, 09/15/2025	2,000,000	2,066,000
HCA Inc
5.63%, 09/01/2028	4,000,000	4,600,000
MEDNAX Inc
6.25%, 01/15/2027 (e)	4,000,000	4,277,200
		$13,000,602

Home Builders — 1.62%
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,811,560

Insurance — 1.25%
MetLife Inc
9.25%, 04/08/2068 (e)	2,000,000	2,932,245

Iron & Steel — 0.92%
Allegheny Technologies Inc
7.88%, 08/15/2023	2,000,000	2,169,400

Lodging — 1.75%
Boyd Gaming Corp
4.75%, 12/01/2027	3,000,000	3,057,690
6.00%, 08/15/2026	1,000,000	1,041,176
		$4,098,866

Media — 7.56%
Cable One Inc
4.00%, 11/15/2030 (e)	4,750,000	4,698,700
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (e)	1,000,000	1,057,315
5.38%, 06/01/2029 (e)	2,000,000	2,145,000
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,078,750
DISH DBS Corp
5.88%, 11/15/2024	2,000,000	2,091,640
Sirius XM Radio Inc
4.13%, 07/01/2030 (e)	1,500,000	1,501,725
5.00%, 08/01/2027 (e)	1,000,000	1,049,050
ViacomCBS Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (d)	1,000,000	1,016,310
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (d)	1,000,000	1,111,110
		$17,749,600

Mining — 1.02%
Hudbay Minerals Inc
4.50%, 04/01/2026 (e)	1,275,000	1,325,120
6.13%, 04/01/2029 (e)	1,000,000	1,067,500
		$2,392,620

Mortgage-Backed Securities — 1.38%
GS Mortgage Securities Trust 2013-GC13
4.09%, 07/10/2046 (e),(h)	500,000	491,692
GS Mortgage Securities Trust 2014-GC24
4.53%, 09/10/2047 (h)	500,000	448,299

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.42%, 12/15/2047 (e),(h)	$1,750,000	$1,392,176
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.46%, 09/15/2048 (h)	500,000	473,043
WFRBS Commercial Mortgage Trust 2014-C22
3.90%, 09/15/2057 (e),(h)	500,000	437,826
		$3,243,036

Office & Business Equipment — 1.26%
CDW LLC / CDW Finance Corp
4.25%, 04/01/2028	750,000	776,250
5.50%, 12/01/2024	2,000,000	2,191,920
		$2,968,170

Oil & Gas — 1.13%
W&T Offshore Inc
9.75%, 11/01/2023 (e)	3,000,000	2,654,100

Packaging & Containers — 3.43%
Graphic Packaging International LLC
3.50%, 03/15/2028 (e)	5,000,000	4,975,000
Sealed Air Corp
4.00%, 12/01/2027 (e)	3,000,000	3,071,250
		$8,046,250

Pharmaceuticals — 1.78%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (e)	4,000,000	4,190,000

Pipelines — 5.12%
Buckeye Partners LP
3.95%, 12/01/2026	4,000,000	3,953,840
EnLink Midstream Partners LP
4.15%, 06/01/2025	4,000,000	3,910,840
4.85%, 07/15/2026	1,000,000	966,030
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (d)	3,000,000	3,180,000
		$12,010,710

REITs — 1.46%
CBL & Associates LP
0.00%, 12/15/2026 (a),(g)	6,000,000	3,431,340

Telecommunications — 2.66%
CommScope Technologies LLC
5.00%, 03/15/2027 (e)	4,000,000	3,962,520
Sprint Corp
7.88%, 09/15/2023	2,000,000	2,286,000
		$6,248,520

Transportation — 0.92%
XPO Logistics Inc
6.25%, 05/01/2025 (e)	2,000,000	2,152,180
TOTAL BONDS		$151,395,051
INVESTMENT COMPANIES — 3.63%	Shares Held	Value

Money Market Funds — 3.63%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(i),(j),(k)	3,751,513	$3,751,513
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (k)	4,778,915	4,778,915
TOTAL INVESTMENT COMPANIES		$8,530,428

See accompanying notes.

Schedule of Investments
Principal Active Income ETF
March 31, 2021 (unaudited)

Value
Total Investments	$236,510,541
Other Assets and Liabilities — (0.75)%	(1,771,201)
Total Net Assets — 100.00%	$234,739,340

(a)	Non-income producing security.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $11,972,100 or 5.10% of net assets.
(d)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,700,599 or 25.43% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(g)	Security is defaulted.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(j)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,751,513 or 1.60% of net assets.
(k)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21.33%
Consumer, Non-cyclical		14.24%
Communications		12.09%
Consumer, Cyclical		10.84%
Industrial		10.24%
Utilities		8.89%
Energy		7.84%
Basic Materials		6.05%
Technology		4.22%
Money Market Funds		3.63%
Mortgage Securities		1.38%
Other Assets and Liabilities		(0.75)%
TOTAL NET ASSETS		100.00%

	June 30, 2020	Purchases	Sales	March 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,918,957	$31,940,730	$31,108,174	$3,751,513
	$2,918,957	$31,940,730	$31,108,174	$3,751,513

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.84%	Shares Held	Value

Biotechnology — 55.30%
ACADIA Pharmaceuticals Inc (a)	35,696	$920,957
Acceleron Pharma Inc (a)	13,454	1,824,497
Actinium Pharmaceuticals Inc (a)	3,013	22,959
ADMA Biologics Inc (a),(b)	19,185	33,766
Adverum Biotechnologies Inc (a)	21,143	208,470
Agenus Inc (a)	40,759	110,864
Akero Therapeutics Inc (a)	7,709	223,638
Albireo Pharma Inc (a)	4,226	148,967
Aldeyra Therapeutics Inc (a),(b)	8,584	101,978
Allakos Inc (a),(b)	11,046	1,267,860
Allogene Therapeutics Inc (a)	31,328	1,105,878
Alnylam Pharmaceuticals Inc (a)	25,991	3,669,669
Altimmune Inc (a),(b)	7,310	103,290
Amicus Therapeutics Inc (a)	58,210	575,115
AnaptysBio Inc (a)	6,067	130,744
Apellis Pharmaceuticals Inc (a)	16,799	720,845
Applied Molecular Transport Inc (a)	7,741	340,681
Applied Therapeutics Inc (a)	4,986	93,512
Arcturus Therapeutics Holdings Inc (a)	5,417	223,722
Arcus Biosciences Inc (a)	14,423	404,998
Ardelyx Inc (a)	19,805	131,109
Arena Pharmaceuticals Inc (a)	12,959	899,225
Arrowhead Pharmaceuticals Inc (a)	22,989	1,524,401
Assembly Biosciences Inc (a)	7,297	33,566
Atara Biotherapeutics Inc (a)	16,510	237,084
Avidity Biosciences Inc (a)	8,335	181,786
Avrobio Inc (a)	8,098	102,764
Axsome Therapeutics Inc (a)	8,285	469,097
Beam Therapeutics Inc (a),(b)	11,708	937,108
BioCryst Pharmaceuticals Inc (a)	39,230	398,969
Biohaven Pharmaceutical Holding Co Ltd (a)	13,422	917,394
BioMarin Pharmaceutical Inc (a)	40,659	3,070,161
Black Diamond Therapeutics Inc (a)	7,975	193,473
Bluebird Bio Inc (a)	14,716	443,687
Blueprint Medicines Corp (a)	12,421	1,207,694
BrainStorm Cell Therapeutics Inc (a)	7,003	26,821
Bridgebio Pharma Inc (a),(b)	27,478	1,692,645
Cara Therapeutics Inc (a)	10,416	226,131
CEL-SCI Corp (a),(b)	8,584	130,563
Celldex Therapeutics Inc (a)	8,693	179,076
ChemoCentryx Inc (a)	15,306	784,279
Constellation Pharmaceuticals Inc (a)	10,556	246,905
Cortexyme Inc (a),(b)	6,552	236,069
CRISPR Therapeutics AG (a)	15,754	1,919,625
Cymabay Therapeutics Inc (a)	15,301	69,467
CytomX Therapeutics Inc (a)	10,263	79,333
Deciphera Pharmaceuticals Inc (a)	12,523	561,531
Denali Therapeutics Inc (a)	23,923	1,366,003
Dicerna Pharmaceuticals Inc (a)	16,543	423,005
Dynavax Technologies Corp (a),(b)	24,330	239,164
Editas Medicine Inc (a)	13,837	581,154
Emergent BioSolutions Inc (a)	11,905	1,106,094
Epizyme Inc (a)	22,549	196,402
Equillium Inc (a),(b)	5,388	38,524
Esperion Therapeutics Inc (a),(b)	6,183	173,433
Exact Sciences Corp (a)	33,643	4,433,475
Fate Therapeutics Inc (a)	19,506	1,608,270
FibroGen Inc (a)	20,076	696,838
Forma Therapeutics Holdings Inc (a)	9,136	255,991
Global Blood Therapeutics Inc (a)	13,636	555,667
Gossamer Bio Inc (a)	16,850	155,863
Guardant Health Inc (a)	22,290	3,402,568
Halozyme Therapeutics Inc (a)	30,937	1,289,764

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Homology Medicines Inc (a)	10,049	$94,561
iBio Inc (a),(b)	26,300	40,502
IGM Biosciences Inc (a),(b)	5,383	412,822
Immunic Inc (a)	3,325	53,001
ImmunityBio Inc (a),(b)	23,990	569,523
ImmunoGen Inc (a)	38,783	314,142
Immunovant Inc (a)	19,523	313,149
Inmune Bio Inc (a),(b)	2,991	35,533
Inovio Pharmaceuticals Inc (a),(b)	37,220	345,402
Insmed Inc (a)	22,550	768,053
Intercept Pharmaceuticals Inc (a)	7,328	169,130
Intra-Cellular Therapies Inc (a)	14,952	507,321
Ionis Pharmaceuticals Inc (a)	31,374	1,410,575
Iovance Biotherapeutics Inc (a)	33,113	1,048,358
Kadmon Holdings Inc (a)	38,022	147,906
Karuna Therapeutics Inc (a)	5,914	711,040
Karyopharm Therapeutics Inc (a)	16,324	171,728
Kiniksa Pharmaceuticals Ltd, Class A (a)	6,959	128,811
Kodiak Sciences Inc (a)	10,103	1,145,579
Krystal Biotech Inc (a)	4,370	336,665
Ligand Pharmaceuticals Inc (a)	3,573	544,704
MacroGenics Inc (a)	12,022	382,901
Mersana Therapeutics Inc (a)	15,201	245,952
Mirati Therapeutics Inc (a)	10,003	1,713,514
Moderna Inc (a)	60,736	7,953,379
Myriad Genetics Inc (a)	16,599	505,440
Nektar Therapeutics (a)	39,751	795,020
NeoGenomics Inc (a)	24,850	1,198,515
NextCure Inc (a)	6,123	61,291
NGM Biopharmaceuticals Inc (a)	15,291	444,509
Novavax Inc (a)	13,745	2,492,106
Omeros Corp (a),(b)	13,874	246,957
Onconova Therapeutics Inc (a)	39,915	39,871
Ovid therapeutics Inc (a),(b)	14,075	56,582
Pacific Biosciences of California Inc (a)	39,907	1,329,302
Precigen Inc (a)	38,284	263,777
Provention Bio Inc (a)	12,505	131,240
PTC Therapeutics Inc (a)	15,047	712,475
Puma Biotechnology Inc (a)	8,817	85,701
Radius Health Inc (a)	10,327	215,421
REGENXBIO Inc (a)	8,298	283,045
REVOLUTION Medicines Inc (a)	14,651	672,188
Rigel Pharmaceuticals Inc (a)	37,536	128,373
Rocket Pharmaceuticals Inc (a)	12,265	544,198
Sage Therapeutics Inc (a)	11,768	880,835
Sangamo Therapeutics Inc (a)	31,324	392,490
Satsuma Pharmaceuticals Inc (a)	3,864	22,836
Seagen Inc (a)	21,918	3,043,533
Sorrento Therapeutics Inc (a),(b)	56,962	471,076
SpringWorks Therapeutics Inc (a)	9,556	703,035
TCR2 Therapeutics Inc (a)	7,405	163,502
TG Therapeutics Inc (a)	28,589	1,377,990
Theravance Biopharma Inc (a)	14,110	287,985
Translate Bio Inc (a)	16,492	271,953
Travere Therapeutics Inc (a)	11,312	282,461
Turning Point Therapeutics Inc (a)	9,548	903,145
Twist Bioscience Corp (a)	10,087	1,249,376
Ultragenyx Pharmaceutical Inc (a)	13,665	1,555,897
UNITY Biotechnology Inc (a),(b)	11,556	69,336
Vaxart Inc (a)	24,263	146,791
Veracyte Inc (a)	12,570	675,637
Verastem Inc (a)	37,665	93,033
Vericel Corp (a),(b)	10,057	558,666

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Viking Therapeutics Inc (a),(b)	16,168	$102,263
Vir Biotechnology Inc (a)	28,670	1,469,911
Xencor Inc (a)	12,724	547,895
Y-mAbs Therapeutics Inc (a)	8,888	268,773
ZIOPHARM Oncology Inc (a),(b)	47,580	171,288
		$91,134,557

Chemicals — 0.54%
Amyris Inc (a),(b)	46,364	885,552

Commercial Services — 1.24%
HealthEquity Inc (a)	17,366	1,180,888
Progyny Inc (a)	19,477	866,921
		$2,047,809

Electronics — 0.05%
Fluidigm Corp (a),(b)	15,845	71,619

Healthcare — Products — 22.05%
10X Genomics Inc, Class A (a)	16,186	2,929,666
Accelerate Diagnostics Inc (a)	12,518	104,150
Adaptive Biotechnologies Corp (a)	30,669	1,234,734
AtriCure Inc (a)	9,986	654,283
Avanos Medical Inc (a)	10,630	464,956
AxoGen Inc (a)	8,906	180,436
Axonics Modulation Technologies Inc (a)	8,781	525,894
BioLife Solutions Inc (a)	7,110	255,960
Cantel Medical Corp (a)	9,367	747,861
Cardiovascular Systems Inc (a)	8,817	338,044
CareDx Inc (a)	10,876	740,547
Castle Biosciences Inc (a)	4,371	299,239
Cerus Corp (a)	36,920	221,889
Co-Diagnostics Inc (a),(b)	6,237	59,501
CONMED Corp	6,349	829,116
CryoLife Inc (a)	8,414	189,988
DENTSPLY SIRONA Inc	48,990	3,126,052
GenMark Diagnostics Inc (a)	15,792	377,429
Glaukos Corp (a)	9,929	833,341
Inari Medical Inc (a)	10,963	1,173,041
Inogen Inc (a)	4,904	257,558
Inspire Medical Systems Inc (a)	6,053	1,252,910
Intersect ENT Inc (a)	7,264	151,672
iRhythm Technologies Inc (a)	6,158	855,100
Merit Medical Systems Inc (a)	12,331	738,380
NanoString Technologies Inc (a)	8,440	554,592
Natera Inc (a)	17,945	1,822,135
Natus Medical Inc (a)	7,523	192,664
Nevro Corp (a)	7,715	1,076,243
NuVasive Inc (a)	11,383	746,269
OraSure Technologies Inc (a)	15,900	185,553
Orthofix Medical Inc (a)	4,299	186,362
OrthoPediatrics Corp (a)	4,343	211,721
Patterson Cos Inc	21,409	684,018
Penumbra Inc (a)	8,101	2,191,969
Quanterix Corp (a)	7,006	409,641
Shockwave Medical Inc (a)	7,693	1,002,090
Sientra Inc (a)	11,181	81,509
Silk Road Medical Inc (a)	7,485	379,115
SmileDirectClub Inc (a),(b)	24,600	253,626
STAAR Surgical Co (a)	10,355	1,091,521
T2 Biosystems Inc (a),(b)	32,873	53,254
Tactile Systems Technology Inc (a)	4,312	234,961
Tandem Diabetes Care Inc (a)	13,678	1,207,084

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Varex Imaging Corp (a)	8,688	$178,017
Zimmer Biomet Holdings Inc	31,581	5,055,486
		$36,339,577

Healthcare — Services — 5.95%
Brookdale Senior Living Inc (a)	40,716	246,332
Community Health Systems Inc (a)	26,577	359,321
Fulgent Genetics Inc (a),(b)	4,871	470,636
Invitae Corp (a),(b)	29,624	1,131,933
MEDNAX Inc (a)	18,987	483,599
ModivCare Inc (a)	3,120	462,134
Ontrak Inc (a),(b)	3,831	124,737
OPKO Health Inc (a),(b)	148,828	638,472
Personalis Inc (a)	8,543	210,243
RadNet Inc (a)	11,462	249,299
Surgery Partners Inc (a)	11,233	497,173
Teladoc Health Inc (a)	18,206	3,308,940
Tenet Healthcare Corp (a)	23,799	1,237,548
Tivity Health Inc (a)	10,790	240,833
Vapotherm Inc (a),(b)	5,677	136,362
		$9,797,562

Pharmaceuticals — 13.80%
AdaptHealth Corp (a)	12,512	459,941
Aerie Pharmaceuticals Inc (a)	10,338	184,740
Agile Therapeutics Inc (a),(b)	19,396	40,344
Agios Pharmaceuticals Inc (a)	15,355	792,932
Akebia Therapeutics Inc (a)	31,842	107,785
Alector Inc (a)	17,611	354,686
Alkermes PLC (a)	35,340	660,151
Amneal Pharmaceuticals Inc (a)	32,783	220,630
Aquestive Therapeutics Inc (a)	7,465	38,818
Arvinas Inc (a)	8,715	576,061
Athenex Inc (a)	18,159	78,084
Aytu BioPharma Inc (a),(b)	2,671	20,300
BioDelivery Sciences International Inc (a)	22,426	87,686
Bioxcel Therapeutics Inc (a)	4,966	214,333
Clovis Oncology Inc (a),(b)	19,599	137,585
Collegium Pharmaceutical Inc (a)	7,672	181,826
Corbus Pharmaceuticals Holdings Inc (a),(b)	18,157	35,769
Cytokinetics Inc (a)	15,669	364,461
Eagle Pharmaceuticals Inc (a)	3,018	125,971
Elanco Animal Health Inc (a)	89,439	2,633,979
Enanta Pharmaceuticals Inc (a)	4,459	219,918
Endo International PLC (a)	51,063	378,377
Evofem Biosciences Inc (a),(b)	18,058	31,602
Flexion Therapeutics Inc (a)	10,954	98,038
G1 Therapeutics Inc (a)	8,448	203,259
Heat Biologics Inc (a)	4,984	36,284
Heron Therapeutics Inc (a)	20,187	327,231
Heska Corp (a)	2,100	353,766
Horizon Therapeutics PLC (a)	48,895	4,500,296
Intellia Therapeutics Inc (a)	13,280	1,065,786
Jounce Therapeutics Inc (a)	7,568	77,723
Kala Pharmaceuticals Inc (a),(b)	12,452	83,926
Kura Oncology Inc (a)	12,506	353,545
Lannett Co Inc (a)	8,936	47,182
Madrigal Pharmaceuticals Inc (a)	3,431	401,324
MannKind Corp (a),(b)	50,921	199,610
Marinus Pharmaceuticals Inc (a),(b)	6,783	105,001
MediciNova Inc (a),(b)	9,857	49,778
Ocular Therapeutix Inc (a)	13,984	229,477
Odonate Therapeutics Inc (a)	7,138	24,412

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Option Care Health Inc (a)		41,486	$735,962
Owens & Minor Inc		14,168	532,575
Pacira BioSciences Inc (a)		9,499	665,785
PetIQ Inc (a)		5,535	195,164
Protagonist Therapeutics Inc (a)		8,176	211,758
Reata Pharmaceuticals Inc, Class A (a)		6,349	632,995
Relmada Therapeutics Inc (a),(b)		3,563	125,453
Revance Therapeutics Inc (a)		14,652	409,523
Rhythm Pharmaceuticals Inc (a)		9,802	208,489
Sarepta Therapeutics Inc (a)		17,725	1,321,044
Seres Therapeutics Inc (a)		19,837	408,444
Spectrum Pharmaceuticals Inc (a)		32,380	105,559
TFF Pharmaceuticals Inc (a),(b)		4,832	65,570
TherapeuticsMD Inc (a),(b)		60,500	81,070
Tonix Pharmaceuticals Holding Corp (a)		28,940	37,043
Trevena Inc (a),(b)		29,244	52,347
Tricida Inc (a)		11,123	58,841
uniQure NV (a)		9,878	332,790
Vaxcyte Inc (a),(b)		11,314	223,452
Zogenix Inc (a)		12,324	240,564
			$22,747,045

Software — 0.91%
1Life Healthcare Inc (a)		28,529	1,114,913
Evolent Health Inc, Class A (a)		19,022	384,245
			$1,499,158
TOTAL COMMON STOCKS			$164,522,879
INVESTMENT COMPANIES — 3.97%		Shares Held	Value

Money Market Funds — 3.97%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)		6,205,308	$6,205,308
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (e)		341,735	341,735
TOTAL INVESTMENT COMPANIES			$6,547,043
Total Investments			$171,069,922
Other Assets and Liabilities — (3.81)%			(6,273,313)

Total Net Assets — 100.00%			$164,796,609

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $13,111,849 or
7.96% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,205,308 or 3.77% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	98.34%
Money Market Funds	3.97%
Technology	0.91%
Basic Materials	0.54%
Industrial	0.05%
Other Assets and Liabilities	(3.81)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
March 31, 2021 (unaudited)

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,074,103		$60,590,274	$58,459,069	$6,205,308
	$4,074,103		$60,590,274	$58,459,069	$6,205,308

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 98.45%	Shares Held	Value

Advertising — 0.83%
Dentsu Group Inc	2,000	$64,123
DKSH Holding AG	1,848	141,853
Hakuhodo DY Holdings Inc	4,400	73,317
Publicis Groupe SA	2,111	128,829
WPP PLC	9,178	116,481
		$524,603

Aerospace & Defense — 0.88%
Airbus SE (a)	477	54,002
BAE Systems PLC	11,575	80,584
CAE Inc	5,053	143,987
Rolls-Royce Holdings PLC (a)	44,428	64,495
Safran SA (a)	902	122,755
Thales SA	904	89,813
		$555,636

Agriculture — 0.81%
British American Tobacco PLC	9,661	369,459
Imperial Brands PLC	4,080	83,921
Japan Tobacco Inc	3,100	59,494
		$512,874

Airlines — 0.43%
International Consolidated Airlines Group SA (a)	58,612	160,231
Japan Airlines Co Ltd (a)	3,300	73,615
Singapore Airlines Ltd (a)	9,600	39,608
		$273,454

Apparel — 1.42%
adidas AG (a)	562	175,441
Hermes International	109	120,666
Kering SA	56	38,654
LVMH Moet Hennessy Louis Vuitton SE	845	562,948
		$897,709

Auto Manufacturers — 1.94%
Daimler AG	702	62,574
Honda Motor Co Ltd	5,500	164,863
Toyota Motor Corp	8,800	684,767
Volvo AB, Class B (a),(b)	12,423	314,222
		$1,226,426

Auto Parts & Equipment — 1.14%
Bridgestone Corp	1,800	72,748
Cie Generale des Etablissements Michelin SCA	634	94,907
Continental AG (a)	628	82,999
Magna International Inc	1,667	146,816
NGK Insulators Ltd	4,000	73,118
Rheinmetall AG	758	76,801
Sumitomo Electric Industries Ltd	5,100	76,368
Toyota Industries Corp	1,100	97,954
		$721,711

Banks — 10.47%
Australia & New Zealand Banking Group Ltd	8,853	189,491
Banca Mediolanum SpA (a)	9,471	89,409
Banco Bilbao Vizcaya Argentaria SA	24,520	127,268
Banco Santander SA (a)	51,011	173,300
Bank Hapoalim BM (a)	4,048	31,458
Bank Leumi Le-Israel BM	4,910	32,311
Bank of Montreal	2,064	183,981
Bank of Nova Scotia/The	3,812	238,481

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Bankinter SA	15,834	$109,926
Banque Cantonale Vaudoise	1,273	124,182
Barclays PLC	56,972	146,024
BNP Paribas SA (a)	3,355	204,117
Canadian Imperial Bank of Commerce	1,376	134,731
Commerzbank AG (a)	13,891	85,164
Commonwealth Bank of Australia	3,315	216,792
Credit Suisse Group AG	12,897	135,117
Danske Bank A/S	5,581	104,436
DBS Group Holdings Ltd	1,700	36,383
Erste Group Bank AG (a)	3,254	110,358
FinecoBank Banca Fineco SpA (a)	4,937	80,794
Hang Seng Bank Ltd	2,800	54,206
HSBC Holdings PLC	56,237	328,100
ING Groep NV	12,151	148,651
Intesa Sanpaolo SpA (a)	56,985	154,402
Japan Post Bank Co Ltd (b)	7,200	69,188
KBC Group NV (a)	1,360	98,882
Lloyds Banking Group PLC (a)	211,826	124,212
Mitsubishi UFJ Financial Group Inc	69,600	371,933
Mizrahi Tefahot Bank Ltd	1,072	27,942
Mizuho Financial Group Inc	16,110	232,647
National Australia Bank Ltd	2,074	40,958
Natwest Group PLC	52,604	142,320
Nordea Bank Abp	8,913	87,768
Oversea-Chinese Banking Corp Ltd	4,000	34,939
Raiffeisen Bank International AG (a)	4,454	97,831
Resona Holdings Inc	16,700	70,103
Royal Bank of Canada	4,516	416,383
Skandinaviska Enskilda Banken AB, Class A (a),(b)	4,124	50,267
Societe Generale SA (a)	5,138	134,455
Standard Chartered PLC	15,658	107,823
Sumitomo Mitsui Financial Group Inc	8,000	289,510
Sumitomo Mitsui Trust Holdings Inc	2,300	80,160
Svenska Handelsbanken AB, Class A	4,375	47,520
Swedbank AB, Class A	2,342	41,271
Toronto-Dominion Bank/The	5,675	370,115
UBS Group AG	12,134	187,887
United Overseas Bank Ltd	1,800	34,563
Westpac Banking Corp	11,260	208,767
		$6,606,526

Beverages — 1.44%
Anheuser-Busch InBev SA	3,419	215,509
Asahi Group Holdings Ltd	1,600	67,410
Coca-Cola Amatil Ltd	8,344	85,115
Coca-Cola HBC AG	2,920	92,989
Davide Campari-Milano NV	6,224	69,719
Diageo PLC	3,359	138,435
Pernod Ricard SA	556	104,356
Royal Unibrew A/S	733	76,660
Suntory Beverage & Food Ltd	1,500	55,746
		$905,939

Biotechnology — 0.73%
CSL Ltd	1,439	289,261
Genmab A/S (a)	204	67,118
H Lundbeck A/S	2,300	78,573
Swedish Orphan Biovitrum AB (a)	1,521	24,321
		$459,273

Chemicals — 2.70%
Air Liquide SA	1,507	246,179

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Arkema SA	644	$78,052
BASF SE	2,766	229,783
Brenntag AG	1,073	91,605
Kansai Paint Co Ltd	2,300	61,382
Koninklijke DSM NV	565	95,610
LANXESS AG	1,189	87,648
Nissan Chemical Corp	1,000	53,375
Nitto Denko Corp	1,000	85,437
Novozymes A/S, Class B	868	55,597
Nutrien Ltd	1,934	104,187
Shin-Etsu Chemical Co Ltd	1,200	201,689
Symrise AG	491	59,537
Taiyo Nippon Sanso Corp	3,900	74,108
Toray Industries Inc	12,500	80,436
Tosoh Corp	3,700	70,775
Yara International ASA	588	30,579
		$1,705,979

Commercial Services — 3.02%
Adecco Group AG	2,448	164,832
Adyen NV (a),(c)	144	321,442
Amadeus IT Group SA (a)	1,223	86,598
Ashtead Group PLC	1,993	118,886
Brambles Ltd	7,555	60,712
Bureau Veritas SA (a)	3,023	86,039
Dai Nippon Printing Co Ltd	3,100	64,926
Experian PLC	105	3,614
Intertek Group PLC	882	68,116
Randstad NV (b)	1,309	92,073
Recruit Holdings Co Ltd	5,200	253,648
RELX PLC	5,725	143,564
Ritchie Bros Auctioneers Inc	1,268	74,242
Secom Co Ltd	700	58,877
Securitas AB, Class B	2,404	40,877
SGS SA	50	141,829
Sohgo Security Services Co Ltd	1,200	56,681
Toppan Printing Co Ltd	4,000	67,555
		$1,904,511

Computers — 1.17%
Avast PLC (c)	2,236	14,056
Capgemini SE	531	90,354
Computershare Ltd (a)	6,494	74,185
Computershare Ltd – Rights	845	976
Fujitsu Ltd	500	72,251
Itochu Techno-Solutions Corp	1,500	48,295
Logitech International SA	1,720	180,417
NEC Corp	1,100	64,773
Nomura Research Institute Ltd	2,000	61,865
SCSK Corp	200	11,849
Softwareone Holding AG	4,612	119,064
		$738,085

Construction Materials — 1.86%
Buzzi Unicem SpA	2,935	76,306
Cie de Saint-Gobain (a)	1,619	95,538
CRH PLC	2,446	114,651
Daikin Industries Ltd	1,000	201,581
Geberit AG	219	139,396
HeidelbergCement AG	1,114	101,193
LafargeHolcim Ltd	2,838	166,770
LIXIL Group Corp	2,900	80,537
Rinnai Corp	700	78,329

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Sika AG	419	$119,695
		$1,173,996

Distribution/Wholesale — 1.47%
Bunzl PLC	2,227	71,319
Ferguson PLC	714	85,321
ITOCHU Corp	9,900	320,716
Jardine Cycle & Carriage Ltd	1,900	31,794
Mitsubishi Corp	4,500	127,207
Mitsui & Co Ltd	5,200	108,109
Toromont Industries Ltd	1,294	99,045
Toyota Tsusho Corp	2,000	83,902
		$927,413

Diversified Financial Services — 2.53%
Acom Co Ltd	13,200	61,395
Amundi SA (a),(c)	967	77,339
ASX Ltd	979	52,833
Brookfield Asset Management Inc, Class A	1,652	73,484
Daiwa Securities Group Inc	13,500	69,752
Deutsche Boerse AG	521	86,575
EQT AB	1,894	62,349
Hargreaves Lansdown PLC	3,560	75,654
Hong Kong Exchanges & Clearing Ltd	3,764	221,460
IGM Financial Inc (b)	3,247	98,958
Japan Exchange Group Inc	2,000	46,873
Magellan Financial Group Ltd	1,401	48,067
Nomura Holdings Inc	12,500	65,636
Onex Corp	1,637	101,813
ORIX Corp	4,600	77,605
Partners Group Holding AG	141	180,063
Schroders PLC	2,071	99,928
Singapore Exchange Ltd	3,600	26,681
Tokyo Century Corp	1,054	70,822
		$1,597,287

Electric — 2.33%
A2A SpA	46,947	85,445
ACEA SpA	3,238	70,780
AGL Energy Ltd	5,812	42,600
BKW AG	1,213	131,933
Canadian Utilities Ltd, Class A	3,082	82,746
Chubu Electric Power Co Inc	4,700	60,488
Enel SpA	22,986	228,935
Fortis Inc	1,810	78,538
Fortum OYJ	3,372	90,001
Hydro One Ltd (c)	3,429	79,865
Iberdrola SA	8,541	110,026
National Grid PLC	1,165	13,876
Origin Energy Ltd	18,426	65,639
Power Assets Holdings Ltd	8,500	50,186
Red Electrica Corp SA	3,633	64,332
Tohoku Electric Power Co Inc	5,600	52,852
Tokyo Electric Power Co Holdings Inc (a)	20,700	68,984
Verbund AG	1,243	90,375
		$1,467,601

Electrical Components & Equipment — 1.19%
ABB Ltd	5,945	179,643
Brother Industries Ltd	3,800	84,048
Legrand SA	854	79,438
Prysmian SpA	2,344	76,169

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electrical Components & Equipment (continued)
Schneider Electric SE	1,704	$260,276
Varta AG (a),(b)	481	70,791
		$750,365

Electronics — 1.21%
Assa Abloy AB, Class B	1,570	45,122
Halma PLC	2,372	77,631
Hoya Corp	1,100	129,198
Murata Manufacturing Co Ltd	2,100	167,696
Nidec Corp	1,600	194,139
Otsuka Corp	1,000	46,783
Spectris PLC	2,289	104,987
		$765,556

Energy — Alternate Sources — 0.19%
Vestas Wind Systems A/S	582	119,460

Engineering & Construction — 1.75%
Ackermans & van Haaren NV	524	83,325
ACS Actividades de Construccion y Servicios SA	3,004	99,554
Aena SME SA (a),(c)	490	79,470
Bouygues SA	1,966	78,826
CIMIC Group Ltd (a),(b)	4,259	56,902
CK Infrastructure Holdings Ltd	9,500	56,457
COMSYS Holdings Corp	2,200	67,753
HOCHTIEF AG	876	78,382
HomeServe PLC	4,501	74,523
Kajima Corp	4,700	66,685
Obayashi Corp	6,200	56,835
Shimizu Corp	7,500	60,691
Taisei Corp	1,700	65,559
Vinci SA	1,737	177,951
		$1,102,913

Entertainment — 0.21%
Genting Singapore Ltd	50,100	34,264
Oriental Land Co Ltd	100	15,015
Tabcorp Holdings Ltd	23,753	84,434
		$133,713

Food — 5.29%
Associated British Foods PLC (a)	2,986	99,413
Axfood AB (b)	1,599	38,229
Calbee Inc	1,700	43,327
Carrefour SA	4,259	77,141
Chocoladefabriken Lindt & Spruengli AG	15	130,932
Coles Group Ltd	4,662	56,692
Danone SA	3,673	251,979
Emmi AG	134	135,396
Empire Co Ltd	2,579	80,405
George Weston Ltd	1,044	92,446
HelloFresh SE (a)	1,219	90,918
J Sainsbury PLC	29,126	97,371
Jeronimo Martins SGPS SA	4,242	71,385
Koninklijke Ahold Delhaize NV	6,723	187,246
Loblaw Cos Ltd	1,432	79,992
MEIJI Holdings Co Ltd	900	57,873
Metro Inc	1,523	69,478
Mowi ASA	1,283	31,831
Nestle SA	8,612	959,835
NH Foods Ltd	1,238	53,053
Nichirei Corp	2,300	59,180
Nisshin Seifun Group Inc	3,500	58,478

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Orkla ASA	2,247	$22,026
Saputo Inc	3,064	92,137
Seven & i Holdings Co Ltd	1,900	76,583
Tate & Lyle PLC	8,358	88,399
Toyo Suisan Kaisha Ltd	1,000	41,996
WH Group Ltd (c)	51,000	41,330
Wm Morrison Supermarkets PLC	35,401	89,043
Yakult Honsha Co Ltd	1,200	60,691
		$3,334,805

Food Service — 0.15%
Sodexo SA (a)	954	91,492

Forest Products & Paper — 0.60%
Mondi PLC	3,405	86,842
Nine Dragons Paper Holdings Ltd	34,000	49,770
Oji Holdings Corp	12,400	80,184
Smurfit Kappa Group PLC	1,738	81,852
Stora Enso Oyj, Class R	4,336	80,874
		$379,522

Gas — 0.68%
Enagas SA	2,956	64,200
Italgas SpA	10,775	69,939
Naturgy Energy Group SA	3,398	83,283
Rubis SCA	1,695	80,304
Snam SpA	13,258	73,509
Snam SpA – Rights	14,546	15
Tokyo Gas Co Ltd	2,500	55,600
		$426,850

Hand/Machine Tools — 0.25%
Schindler Holding AG	335	98,393
Techtronic Industries Co Ltd	3,500	59,878
		$158,271

Healthcare — Products — 0.83%
ConvaTec Group PLC (c)	31,201	84,350
EssilorLuxottica SA	929	151,268
Fisher & Paykel Healthcare Corp Ltd	1,184	26,544
Getinge AB	1,680	46,648
Koninklijke Philips NV (a)	629	35,904
Lifco AB, Class B	475	44,164
Olympus Corp	2,800	57,935
Sysmex Corp	700	75,389
		$522,202

Healthcare — Services — 0.40%
Fresenius Medical Care AG & Co KGaA	808	59,430
Fresenius SE & Co KGaA	1,497	66,675
Lonza Group AG	63	35,221
NMC Health PLC (a),(d)	708	—
Ryman Healthcare Ltd	2,814	30,069
Sonic Healthcare Ltd	2,381	63,460
		$254,855

Holding Companies — Diversified — 0.26%
CK Hutchison Holdings Ltd	6,500	51,797
Jardine Matheson Holdings Ltd	765	50,023
Swire Pacific Ltd, Class A	8,500	63,744
		$165,564

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.53%
Daiwa House Industry Co Ltd	2,200	$64,395
Sekisui Chemical Co Ltd	3,500	67,171
Sekisui House Ltd	3,400	72,898
Taylor Wimpey PLC (a)	51,437	127,959
		$332,423

Home Furnishings — 1.12%
De' Longhi SpA	1,984	80,129
Hoshizaki Corp	800	71,384
Panasonic Corp	6,700	86,136
SEB SA	459	80,956
Sony Corp	3,700	387,460
		$706,065

Household Products — 0.99%
Essity AB, Class B (b)	1,088	34,372
Kao Corp	1,400	92,465
L'Oreal SA	781	299,309
Unilever PLC	3,486	194,923
		$621,069

Household Products/Wares — 0.32%
Reckitt Benckiser Group PLC	2,272	203,529

Insurance — 6.19%
Admiral Group PLC	2,128	90,973
AIA Group Ltd	35,707	433,127
Allianz SE	1,245	316,895
ASR Nederland NV	2,022	90,604
Assicurazioni Generali SpA (a)	4,837	96,770
Aviva PLC	19,533	109,921
AXA SA	6,486	174,066
Direct Line Insurance Group PLC	20,710	89,450
Fairfax Financial Holdings Ltd	250	109,125
Great-West Lifeco Inc	3,725	99,120
Helvetia Holding AG	1,520	178,511
Japan Post Holdings Co Ltd	8,300	73,963
Japan Post Insurance Co Ltd	3,600	73,934
M&G PLC	34,866	99,689
Manulife Financial Corp	13,742	295,573
Mapfre SA	43,512	90,623
Medibank Pvt Ltd	31,569	67,139
MS&AD Insurance Group Holdings Inc	2,100	61,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	407	125,336
NN Group NV	1,820	88,980
Power Corp of Canada	3,771	99,114
Prudential PLC	475	10,088
RSA Insurance Group PLC	12,309	115,560
Sompo Holdings Inc (b)	1,600	61,298
Sun Life Financial Inc	1,821	92,028
Suncorp Group Ltd	9,348	70,293
Swiss Re AG	1,741	171,236
T&D Holdings Inc	5,700	73,409
Talanx AG (a)	2,111	89,517
Tokio Marine Holdings Inc	2,200	104,610
Tryg A/S (b)	2,406	56,743
Zurich Insurance Group AG	455	194,199
		$3,903,514

Internet — 1.13%
Adevinta ASA (a)	1,329	19,562
Auto Trader Group PLC (a),(c)	9,880	75,512
Iliad SA	370	70,335

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Kakaku.com Inc	2,200	$60,005
Mercari Inc (a)	1,100	49,871
Rakuten Inc	5,300	63,136
Shopify Inc, Class A (a)	209	230,742
Trend Micro Inc	400	20,014
United Internet AG	337	13,516
Z Holdings Corp	9,000	44,754
ZOZO Inc	2,100	62,018
		$709,465

Investment Companies — 0.85%
EXOR NV	1,247	105,202
Groupe Bruxelles Lambert SA	755	78,144
Investor AB, Class B	2,169	172,955
Kinnevik AB (b)	905	43,999
L E Lundbergforetagen AB, Class B (a)	739	40,345
Wendel SE	749	93,018
		$533,663

Iron & Steel — 0.12%
Fortescue Metals Group Ltd	4,866	73,882

Leisure Time — 0.11%
Shimano Inc	300	71,461

Lodging — 0.47%
Accor SA (a)	2,422	91,343
MGM China Holdings Ltd	33,600	59,644
NagaCorp Ltd	34,000	40,149
Sands China Ltd (a)	10,836	54,152
Wynn Macau Ltd (a)	26,000	50,568
		$295,856

Machinery — Construction & Mining — 0.79%
Epiroc AB, Class A	2,535	57,414
Hitachi Ltd	3,300	149,137
Metso Outotec OYJ	9,676	107,854
Mitsubishi Electric Corp	6,700	102,050
Mitsubishi Heavy Industries Ltd	2,700	84,103
		$500,558

Machinery — Diversified — 1.90%
Atlas Copco AB, Class A	2,835	172,565
Beijer Ref AB	1,109	48,736
GEA Group AG	1,942	79,594
Hexagon AB, Class B	983	90,675
Husqvarna AB	3,328	47,938
Keyence Corp	600	272,404
KION Group AG	794	78,401
Kone OYJ, Class B	1,467	119,840
Kubota Corp	3,200	72,815
SMC Corp	200	116,162
Valmet Oyj	2,743	99,750
		$1,198,880

Media — 1.19%
Bollore SA	18,199	87,886
Informa PLC (a)	14,812	114,310
Pearson PLC	10,162	108,096
Quebecor Inc, Class B	3,081	82,719
RTL Group SA (a)	1,725	101,064
Shaw Communications Inc	4,003	104,097
Telenet Group Holding NV	1,757	71,250

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Vivendi SA	2,444	$80,250
		$749,672

Metal Fabrication & Hardware — 0.32%
SKF AB, Class B	1,781	50,615
Tenaris SA	13,646	153,818
		$204,433

Mining — 2.03%
Barrick Gold Corp	5,514	109,385
BHP Group Ltd	9,355	321,883
BHP Group PLC	5,930	171,227
Evolution Mining Ltd	13,740	42,580
Kirkland Lake Gold Ltd	1,524	51,467
Newcrest Mining Ltd	2,539	47,094
Northern Star Resources Ltd	5,791	41,698
Polymetal International PLC	3,291	64,402
Rio Tinto Ltd	840	70,661
Rio Tinto PLC	4,696	359,302
		$1,279,699

Miscellaneous Manufacture — 0.97%
Aalberts NV	1,888	95,647
Alfa Laval AB (a)	1,659	50,149
JSR Corp	2,500	75,412
Siemens AG	2,369	388,938
		$610,146

Office & Business Equipment — 0.37%
FUJIFILM Holdings Corp	1,100	65,280
Ricoh Co Ltd (b)	8,400	85,271
Seiko Epson Corp	5,000	81,282
		$231,833

Oil & Gas — 4.03%
BP PLC	60,396	245,331
Canadian Natural Resources Ltd	4,827	149,223
Cenovus Energy Inc	19,004	142,753
DCC PLC	925	80,210
ENEOS Holdings Inc	15,900	72,029
Eni SpA	8,704	107,114
Equinor ASA	1,594	31,179
Galp Energia SGPS SA	7,348	85,481
Imperial Oil Ltd	6,149	148,942
Inpex Corp	10,600	72,374
Lundin Energy AB	1,838	57,749
Oil Search Ltd	30,035	93,534
Royal Dutch Shell PLC, Class A	24,385	475,279
Santos Ltd	16,258	87,676
Suncor Energy Inc	6,100	127,514
TOTAL SE	10,328	481,741
Woodside Petroleum Ltd	4,506	82,141
		$2,540,270

Packaging & Containers — 0.68%
CCL Industries Inc, Class B	1,930	106,767
DS Smith PLC (a)	18,935	106,425
Huhtamaki OYJ	1,382	62,493
SIG Combibloc Group AG	6,686	154,638
		$430,323

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals — 7.67%
Astellas Pharma Inc	3,900	$59,949
AstraZeneca PLC	2,852	284,935
Bayer AG	2,876	181,990
Chugai Pharmaceutical Co Ltd	2,100	85,138
Daiichi Sankyo Co Ltd	2,300	66,990
Eisai Co Ltd	700	46,903
GlaxoSmithKline PLC	20,309	360,614
Hikma Pharmaceuticals PLC	2,154	67,586
Ipsen SA	649	55,673
Medipal Holdings Corp	3,100	59,466
Merck KGaA	1,389	237,491
Novartis AG	8,950	764,843
Novo Nordisk A/S, Class B	8,312	563,131
Ono Pharmaceutical Co Ltd	1,800	46,981
Orion OYJ, Class B	1,508	60,427
Otsuka Holdings Co Ltd	1,400	59,262
Recordati Industria Chimica e Farmaceutica SpA	1,328	71,435
Roche Holding AG	3,014	974,053
Sanofi	3,387	334,636
Shionogi & Co Ltd (b)	1,000	53,755
Sumitomo Dainippon Pharma Co Ltd (b)	4,304	74,905
Taisho Pharmaceutical Holdings Co Ltd	1,000	64,484
Takeda Pharmaceutical Co Ltd	5,100	183,549
Teva Pharmaceutical Industries Ltd (a)	2,085	23,693
UCB SA	600	57,078
		$4,838,967

Pipelines — 0.76%
Enbridge Inc	6,451	235,002
Pembina Pipeline Corp	3,629	104,824
TC Energy Corp (b)	3,010	137,985
		$477,811

Real Estate — 1.30%
Aroundtown SA	13,524	96,268
CapitaLand Ltd	14,200	39,691
CK Asset Holdings Ltd	9,016	54,740
Daito Trust Construction Co Ltd	700	81,111
Henderson Land Development Co Ltd	11,000	49,382
Hongkong Land Holdings Ltd	6,600	32,406
Hulic Co Ltd	6,000	70,716
Mitsubishi Estate Co Ltd	3,700	64,577
Mitsui Fudosan Co Ltd	3,200	72,641
Sumitomo Realty & Development Co Ltd	1,900	67,025
Sun Hung Kai Properties Ltd	4,000	60,611
Swiss Prime Site AG	1,425	131,396
		$820,564

REITs — 1.48%
British Land Co PLC/The	16,537	115,084
CapitaLand Mall Trust	19,900	32,102
Covivio	965	82,611
Derwent London PLC	2,164	96,301
Gecina SA	516	71,040
Goodman Group	4,403	60,599
ICADE	1,213	88,692
Inmobiliaria Colonial Socimi SA	8,225	79,623
Klepierre SA	4,851	113,121
Link REIT	5,100	46,446
Scentre Group	36,058	77,234
Stockland	20,985	70,132
		$932,985

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail — 3.49%
ABC-Mart Inc	1,000	$56,356
Alimentation Couche-Tard Inc, Class B	6,435	207,485
B&M European Value Retail SA	12,412	90,313
Canadian Tire Corp Ltd, Class A	729	103,448
Cie Financiere Richemont SA	1,790	171,851
Cosmos Pharmaceutical Corp	400	62,389
Dollarama Inc	1,939	85,663
Domino's Pizza Enterprises Ltd	998	72,960
Fielmann AG (a)	850	67,832
Hennes & Mauritz AB, Class B (a)	2,132	48,030
Industria de Diseno Textil SA	7,327	241,446
JD Sports Fashion PLC (a)	6,870	78,098
Lawson Inc	1,200	58,848
Man Wah Holdings Ltd	31,200	64,695
Next PLC (a)	940	101,934
Nitori Holdings Co Ltd	300	58,049
Pandora A/S	1,055	113,030
Restaurant Brands International Inc	1,303	84,741
Sugi Holdings Co Ltd	900	71,285
Sundrug Co Ltd	1,500	54,866
Tsuruha Holdings Inc	500	64,484
USS Co Ltd	3,100	60,586
Welcia Holdings Co Ltd	1,300	44,615
Wesfarmers Ltd	3,526	141,059
		$2,204,063

Semiconductors — 1.91%
Advantest Corp	1,100	96,166
ams AG (a)	2,987	59,541
ASM International NV	477	138,726
ASML Holding NV	1,142	692,378
Infineon Technologies AG	190	8,056
Tokyo Electron Ltd	500	211,289
		$1,206,156

Shipbuilding — 0.14%
Wartsila OYJ Abp	8,661	90,740

Software — 1.00%
Dassault Systemes SE	476	101,817
Nemetschek SE	182	11,611
Nexon Co Ltd	2,400	77,814
SAP SE	3,262	399,443
TeamViewer AG (a),(c)	376	16,063
TIS Inc	1,100	26,237
		$632,985

Telecommunications — 5.19%
1&1 Drillisch AG	3,077	86,493
BCE Inc	5,355	241,736
BT Group PLC (a)	56,685	120,970
Deutsche Telekom AG	16,505	332,332
Elisa OYJ	1,154	69,208
Hikari Tsushin Inc	300	60,339
KDDI Corp	9,100	279,020
Koninklijke KPN NV	28,986	98,372
Nippon Telegraph & Telephone Corp	13,700	351,641
Nokia OYJ (a)	17,317	69,137
Orange SA	6,555	80,752
Proximus SADP	3,724	81,054
Rogers Communications Inc, Class B	1,932	89,090
Softbank Corp	5,100	66,257
SoftBank Group Corp	3,200	269,641

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Spark New Zealand Ltd	8,423	$26,354
Swisscom AG	243	130,351
Telecom Italia SpA/Milano	170,119	92,009
Telefonaktiebolaget LM Ericsson, Class B	995	13,165
Telefonica Deutschland Holding AG	26,583	77,935
Telefonica SA	19,796	88,611
Telekom Austria AG	9,648	76,031
Telenor ASA	1,363	23,983
Telstra Corp Ltd	28,406	73,358
TELUS Corp	4,397	87,576
Vodafone Group PLC	158,218	287,656
		$3,273,071

Toys, Games & Hobbies — 0.62%
Nintendo Co Ltd	700	390,761

Transportation — 2.47%
AP Moller - Maersk A/S, Class B	49	113,824
Aurizon Holdings Ltd	18,649	55,243
Canadian National Railway Co	1,894	219,799
Canadian Pacific Railway Ltd	757	289,138
Central Japan Railway Co	700	104,629
Deutsche Post AG	5,214	285,667
DSV PANALPINA A/S	644	126,348
Kuehne + Nagel International AG	666	190,044
SG Holdings Co Ltd	2,300	52,699
Tokyu Corp	4,400	58,574
Yamato Holdings Co Ltd	2,200	60,303
		$1,556,268

Water — 0.13%
Veolia Environnement SA	3,150	80,751
TOTAL COMMON STOCKS		$62,106,454
PREFERRED STOCKS — 1.25%	Shares Held	Value

Auto Manufacturers — 0.74%
Volkswagen AG
2.84%, 09/29/2023	1,671	$467,556

Chemicals — 0.10%
Fuchs Petrolub SE
1.88%, 07/09/2021	1,337	64,033

Household Products/Wares — 0.41%
Henkel AG & Co KGaA
1.98%, 08/07/2022	2,306	259,229
TOTAL PREFERRED STOCKS		$790,818
INVESTMENT COMPANIES — 2.33%	Shares Held	Value

Money Market Funds — 2.33%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(e),(f),(g)	1,096,542	$1,096,542
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (g)	375,370	375,370
TOTAL INVESTMENT COMPANIES		$1,471,912
Total Investments		$64,369,184
Other Assets and Liabilities — (2.03)%		(1,282,807)

Total Net Assets — 100.00%		$63,086,377

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $1,338,958 or 2.12% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $789,427 or 1.25% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,096,542 or 1.74% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Location	Percent
Japan	22.22%
United Kingdom	10.98%
Canada	10.58%
Switzerland	10.50%
France	9.58%
Germany	8.07%
Australia	5.32%
Netherlands	4.23%
Sweden	2.67%
Italy	2.43%
Spain	2.37%
Denmark	2.34%
Hong Kong	2.33%
Finland	2.28%
Belgium	1.49%
Austria	1.09%
United States	0.69%
Luxembourg	0.56%
Singapore	0.49%
Ireland	0.45%
Macau	0.26%
Norway	0.25%
Portugal	0.25%
Israel	0.18%
New Zealand	0.13%
Jordan	0.11%
Cyprus	0.10%
Cambodia	0.06%
Czech Republic	0.02%
Other Assets and Liabilities	(2.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
March 31, 2021 (unaudited)

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$158,531		$4,897,369	$3,959,358	$1,096,542
	$158,531		$4,897,369	$3,959,358	$1,096,542

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS — 96.24%	Amount	Value

Aerospace & Defense — 3.05%
Boeing Co/The
2.20%, 02/04/2026	$1,130,000	$1,126,496
2.70%, 02/01/2027	4,381,000	4,450,576
2.80%, 03/01/2024	297,000	309,098
3.25%, 02/01/2028	1,140,000	1,179,171
3.50%, 03/01/2039	347,000	333,213
4.88%, 05/01/2025	332,000	369,665
L3Harris Technologies Inc
1.80%, 01/15/2031	836,000	783,005
Raytheon Technologies Corp
3.50%, 03/15/2027	918,000	1,005,346
5.40%, 05/01/2035	75,000	94,819
		$9,651,389

Agriculture — 3.45%
Altria Group Inc
2.35%, 05/06/2025	948,000	982,732
3.40%, 02/04/2041	821,000	761,751
5.80%, 02/14/2039	342,000	417,335
5.95%, 02/14/2049	120,000	149,411
BAT Capital Corp
2.26%, 03/25/2028	2,470,000	2,431,842
3.22%, 08/15/2024	2,353,000	2,506,801
3.56%, 08/15/2027	2,333,000	2,483,525
Philip Morris International Inc
0.88%, 05/01/2026	1,108,000	1,075,924
Reynolds American Inc
5.85%, 08/15/2045	95,000	111,979
		$10,921,300

Airlines — 1.65%
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	698,992	730,123
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025 (a)	543,427	580,053
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033	218,697	219,738
Southwest Airlines Co
4.75%, 05/04/2023	1,360,000	1,468,386
5.13%, 06/15/2027	1,115,000	1,281,882
5.25%, 05/04/2025	207,000	235,528
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	511,623	530,831
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 11/01/2033	199,017	193,290
		$5,239,831

Auto Manufacturers — 1.64%
General Motors Co
5.00%, 10/01/2028	953,000	1,092,146
6.25%, 10/02/2043	167,000	213,874
General Motors Financial Co Inc
3.95%, 04/13/2024	3,605,000	3,879,840
		$5,185,860

Banks — 20.46%
Australia & New Zealand Banking Group Ltd
(5-year Treasury Constant Maturity Rate + 1.70%),
2.57%, 11/25/2035 (a),(b)	854,000	802,709
Banco Santander SA
2.75%, 12/03/2030	1,800,000	1,714,544

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Banco Santander SA (continued)
1.85%, 03/25/2026	$1,800,000	$1,796,552
Bank of America Corp
2.68%, 06/19/2041 (c)	3,689,000	3,453,576
2.83%, 10/24/2051 (c)	494,000	453,532
(3-month USD LIBOR + 1.19%),
2.88%, 10/22/2030 (b)	529,000	543,830
4.20%, 08/26/2024	222,000	244,856
4.25%, 10/22/2026	1,295,000	1,452,195
Barclays PLC
4.84%, 05/09/2028	2,096,000	2,336,342
BNP Paribas SA
1.32%, 01/13/2027 (a),(c)	856,000	837,161
Citigroup Inc
1.12%, 01/28/2027 (c)	1,502,000	1,469,212
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	2,016,000	2,180,687
Commonwealth Bank of Australia
3.31%, 03/11/2041 (a)	1,005,000	974,406
Credit Agricole SA
2.81%, 01/11/2041 (a)	614,000	556,488
Credit Suisse Group AG
1.31%, 02/02/2027 (a),(c)	2,632,000	2,548,403
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%, 02/11/2027 (a),(b),(d)	3,348,000	3,381,480
First Republic Bank
4.63%, 02/13/2047	2,235,000	2,661,017
Goldman Sachs Group Inc/The
3.85%, 01/26/2027	2,133,000	2,339,817
HSBC Holdings PLC
1.59%, 05/24/2027 (c)	4,356,000	4,286,827
JPMorgan Chase & Co
1.04%, 02/04/2027 (c)	4,703,000	4,587,003
3.11%, 04/22/2041 (c)	741,000	736,810
5.50%, 10/15/2040	645,000	844,932
Macquarie Bank Ltd
(5-year Treasury Constant Maturity Rate + 1.70%),
3.05%, 03/03/2036 (a),(b)	1,105,000	1,058,134
Macquarie Group Ltd
1.34%, 01/12/2027 (a),(c)	1,175,000	1,152,932
Morgan Stanley
0.99%, 12/10/2026 (c)	1,901,000	1,855,553
2.80%, 01/25/2052 (c)	1,387,000	1,276,687
(3-month USD LIBOR + 1.34%),
3.59%, 07/22/2028 (b)	1,000,000	1,090,186
5.00%, 11/24/2025	1,497,000	1,720,476
National Australia Bank Ltd
2.33%, 08/21/2030 (a)	1,971,000	1,861,885
Natwest Group PLC
(5-year Treasury Constant Maturity Rate + 5.63%),
6.00%, 12/29/2025 (b),(d)	2,138,000	2,345,814
Santander UK Group Holdings PLC
(1-year Treasury Constant Maturity Rate + 1.25%),
1.53%, 08/21/2026 (b)	2,964,000	2,939,283
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82%, 01/30/2026 (a),(b)	1,876,000	1,950,485
(5-year Treasury Constant Maturity Rate + 2.30%),
3.27%, 02/18/2036 (a),(b)	1,522,000	1,478,875
6.00%, 07/26/2025 (a),(c),(d)	1,320,000	1,433,982

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
US Bancorp
3.00%, 07/30/2029	$297,000	$311,221

Wells Fargo & Co
2.39%, 06/02/2028 (c)	1,916,000	1,963,697
3.07%, 04/30/2041 (c)	1,664,000	1,631,730
4.40%, 06/14/2046	287,000	319,733
Westpac Banking Corp
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11%, 07/24/2034 (b)	217,000	231,715
		$64,824,767

Beverages — 2.70%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
3.65%, 02/01/2026	1,063,000	1,168,758
4.90%, 02/01/2046	379,000	452,732
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038	2,767,000	3,145,076
4.60%, 04/15/2048	357,000	408,686
5.45%, 01/23/2039	292,000	364,802
Constellation Brands Inc
2.88%, 05/01/2030	147,000	150,201
3.70%, 12/06/2026	2,600,000	2,855,583
		$8,545,838

Biotechnology — 0.35%
Amgen Inc
2.20%, 02/21/2027	1,078,000	1,105,858

Chemicals — 0.91%
DuPont de Nemours Inc
5.32%, 11/15/2038	1,407,000	1,767,351
Nutrition & Biosciences Inc
1.23%, 10/01/2025 (a)	489,000	480,608
1.83%, 10/15/2027 (a)	661,000	646,308
		$2,894,267

Commercial Services — 0.60%
CoStar Group Inc
2.80%, 07/15/2030 (a)	1,951,000	1,907,489

Computers — 0.82%
Apple Inc
2.38%, 02/08/2041	828,000	769,257
4.65%, 02/23/2046	374,000	465,033
Dell International LLC / EMC Corp
4.90%, 10/01/2026 (a)	993,000	1,126,551
8.35%, 07/15/2046 (a)	152,000	231,252
		$2,592,093

Construction Materials — 0.48%
Martin Marietta Material Inc
2.50%, 03/15/2030	1,003,000	997,572
Masco Corp
1.50%, 02/15/2028	545,000	523,439
		$1,521,011

Diversified Financial Services — 7.30%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	4,940,000	5,147,205
Air Lease Corp
2.88%, 01/15/2026	1,839,000	1,908,181

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services (continued)
Air Lease Corp (continued)
3.38%, 07/01/2025	$1,068,000	$1,128,110
Ally Financial Inc
4.63%, 03/30/2025	1,295,000	1,440,473
5.75%, 11/20/2025	741,000	841,833
5.80%, 05/01/2025	3,226,000	3,739,420
8.00%, 11/01/2031	776,000	1,080,715
Aviation Capital Group LLC
1.95%, 01/30/2026 (a)	2,153,000	2,097,674
Blackstone Holdings Finance Co LLC
2.80%, 09/30/2050 (a)	801,000	717,282
Brookfield Finance Inc
3.45%, 04/15/2050	337,000	318,989
4.85%, 03/29/2029	1,115,000	1,288,480
GE Capital Funding LLC
4.40%, 05/15/2030 (a)	700,000	792,507
GE Capital International Funding Co Unlimited Co
4.42%, 11/15/2035	1,694,000	1,939,223
Synchrony Financial
3.95%, 12/01/2027	650,000	700,346
		$23,140,438

Electric — 6.96%
American Electric Power Co Inc
1.00%, 11/01/2025	494,000	484,075
CMS Energy Corp
3.00%, 05/15/2026	439,000	465,727
Commonwealth Edison Co
3.13%, 03/15/2051	565,000	548,170
4.00%, 03/01/2049	1,472,000	1,651,111
Dominion Energy Inc
4.25%, 06/01/2028	449,000	507,905
DTE Energy Co
3.40%, 06/15/2029	1,280,000	1,358,069
Duke Energy Florida LLC
3.80%, 07/15/2028	791,000	877,223
Duke Energy Ohio Inc
4.30%, 02/01/2049	449,000	511,721
Entergy Corp
1.90%, 06/15/2028	515,000	502,979
Evergy Inc
2.90%, 09/15/2029	771,000	785,755
Florida Power & Light Co
3.15%, 10/01/2049	444,000	446,848
Georgia Power Co
3.25%, 03/15/2051	435,000	415,256
3.70%, 01/30/2050	120,000	123,048
MidAmerican Energy Co
3.15%, 04/15/2050	741,000	728,219
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029	1,577,000	1,616,074
3.50%, 04/01/2029	554,000	594,771
NRG Energy Inc
2.00%, 12/02/2025 (a)	272,000	271,955
2.45%, 12/02/2027 (a)	584,000	580,477
Pacific Gas and Electric Co
1.75%, 06/16/2022	893,000	894,355
Public Service Co of Colorado
4.05%, 09/15/2049	307,000	350,762

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
Southern California Edison Co
4.88%, 03/01/2049	$696,000	$807,937
Southern Co/The
1.75%, 03/15/2028	835,000	812,068
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (b)	2,021,000	2,068,142
Southern Power Co
0.90%, 01/15/2026	489,000	475,195
Tampa Electric Co
3.63%, 06/15/2050	362,000	372,549
Tucson Electric Power Co
4.85%, 12/01/2048	404,000	481,884
Virginia Electric & Power Co
3.80%, 04/01/2028	1,083,000	1,195,966
4.60%, 12/01/2048	297,000	364,822
WEC Energy Group Inc
1.38%, 10/15/2027	1,018,000	983,155
Xcel Energy Inc
2.60%, 12/01/2029	781,000	787,782
		$22,064,000

Environmental Control — 0.16%
Waste Management Inc
1.15%, 03/15/2028	544,000	515,341

Food — 0.49%
Mars Inc
2.38%, 07/16/2040 (a)	531,000	486,978
Sysco Corp
6.60%, 04/01/2050	731,000	1,055,835
		$1,542,813

Gas — 1.67%
CenterPoint Energy Resources Corp
1.75%, 10/01/2030	1,804,000	1,656,255
Eastern Energy Gas Holdings LLC
3.00%, 11/15/2029	167,000	173,234
NiSource Inc
0.95%, 08/15/2025	1,492,000	1,463,618
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029	1,225,000	1,321,603
Southern California Gas Co
2.55%, 02/01/2030	681,000	683,719
		$5,298,429

Healthcare — Products — 0.61%
Boston Scientific Corp
2.65%, 06/01/2030	1,859,000	1,876,244
Medtronic Inc
4.63%, 03/15/2045	39,000	49,182
		$1,925,426

Healthcare — Services — 0.37%
Centene Corp
3.38%, 02/15/2030	287,000	289,689
UnitedHealth Group Inc
2.75%, 05/15/2040	883,000	868,197
		$1,157,886

Home Builders — 0.30%
Lennar Corp
4.75%, 05/30/2025	866,000	964,508

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance — 5.83%
AIA Group Ltd
3.20%, 09/16/2040 (a)	$589,000	$579,462
American International Group Inc
4.50%, 07/16/2044	1,150,000	1,302,048
AmFam Holdings Inc
3.83%, 03/11/2051 (a)	505,000	513,216
Arch Capital Group Ltd
3.64%, 06/30/2050	1,285,000	1,286,302
Athene Global Funding
1.45%, 01/08/2026 (a)	1,280,000	1,259,693
2.50%, 03/24/2028 (a)	1,195,000	1,192,143
2.55%, 11/19/2030 (a)	1,195,000	1,153,086
Athene Holding Ltd
4.13%, 01/12/2028	495,000	539,144
Equitable Financial Life Global Funding
1.80%, 03/08/2028 (a)	2,010,000	1,965,395
Markel Corp
3.35%, 09/17/2029	25,000	26,538
4.30%, 11/01/2047	1,367,000	1,525,690
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050 (a)	182,000	179,547
New York Life Insurance Co
3.75%, 05/15/2050 (a)	696,000	736,528
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00%, 04/02/2049 (a),(b)	200,000	226,500
Willis North America Inc
3.88%, 09/15/2049	746,000	791,636
XLIT Ltd
4.45%, 03/31/2025	2,884,000	3,215,322
5.50%, 03/31/2045	1,557,000	1,983,006
		$18,475,256

Internet — 1.25%
Amazon.com Inc
2.70%, 06/03/2060	464,000	411,554
Expedia Group Inc
3.60%, 12/15/2023 (a)	796,000	847,225
3.80%, 02/15/2028	963,000	1,019,985
4.63%, 08/01/2027 (a)	1,003,000	1,116,083
Netflix Inc
4.88%, 04/15/2028	494,000	558,837
		$3,953,684

Iron & Steel — 0.29%
Nucor Corp
2.70%, 06/01/2030	162,000	165,481
Vale Overseas Ltd
3.75%, 07/08/2030	736,000	768,303
		$933,784

Machinery — Diversified — 0.38%
CNH Industrial Capital LLC
1.95%, 07/02/2023	1,165,000	1,196,310

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media — 4.62%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.70%, 04/01/2051	$1,961,000	$1,834,132
4.80%, 03/01/2050	372,000	399,050
4.91%, 07/23/2025	1,881,000	2,132,390
Comcast Corp
3.95%, 10/15/2025	973,000	1,086,977
3.97%, 11/01/2047	731,000	816,290
4.60%, 10/15/2038	661,000	797,886
Discovery Communications LLC
4.00%, 09/15/2055 (a)	619,000	609,291
Fox Corp
5.58%, 01/25/2049	489,000	623,383
Time Warner Cable LLC
5.50%, 09/01/2041	635,000	751,561
5.88%, 11/15/2040	1,335,000	1,657,861
ViacomCBS Inc
2.90%, 01/15/2027	2,994,000	3,147,012
5.25%, 04/01/2044	650,000	783,275
		$14,639,108

Mining — 1.17%
Newmont Corp
2.25%, 10/01/2030	1,417,000	1,380,352
Teck Resources Ltd
3.90%, 07/15/2030	751,000	784,862
5.40%, 02/01/2043	1,372,000	1,545,316
		$3,710,530

Miscellaneous Manufacture — 0.89%
General Electric Co
3.45%, 05/01/2027	928,000	1,007,765
5.88%, 01/14/2038	1,018,000	1,317,360
Siemens Financieringsmaatschappij NV
1.20%, 03/11/2026 (a)	505,000	499,135
		$2,824,260

Oil & Gas — 3.13%
BP Capital Markets America Inc
3.59%, 04/14/2027	1,350,000	1,479,809
4.23%, 11/06/2028	25,000	28,362
Canadian Natural Resources Ltd
4.95%, 06/01/2047	327,000	379,006
Chevron Corp
2.00%, 05/11/2027	1,220,000	1,247,316
Exxon Mobil Corp
2.44%, 08/16/2029	893,000	906,042
3.00%, 08/16/2039	277,000	269,630
Marathon Oil Corp
4.40%, 07/15/2027	1,372,000	1,510,324
6.60%, 10/01/2037	311,000	387,284
Occidental Petroleum Corp
2.90%, 08/15/2024	801,000	792,221
3.20%, 08/15/2026	414,000	397,237
Pioneer Natural Resources Co
0.75%, 01/15/2024	851,000	847,998
Shell International Finance BV
3.13%, 11/07/2049	277,000	267,190

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
WPX Energy Inc
4.50%, 01/15/2030	$1,320,000	$1,421,363
		$9,933,782

Packaging & Containers — 0.34%
Berry Global Inc
0.95%, 02/15/2024 (a)	746,000	742,487
WRKCo Inc
3.00%, 06/15/2033	322,000	326,245
		$1,068,732

Pharmaceuticals — 5.19%
AbbVie Inc
4.25%, 11/21/2049	746,000	844,126
Bayer US Finance II LLC
3.38%, 07/15/2024 (a)	247,000	264,449
4.38%, 12/15/2028 (a)	873,000	985,690
Becton Dickinson and Co
3.36%, 06/06/2024	272,000	292,189
3.70%, 06/06/2027	1,220,000	1,345,683
4.67%, 06/06/2047	177,000	211,286
4.69%, 12/15/2044	1,339,000	1,595,459
Bristol-Myers Squibb Co
4.13%, 06/15/2039	1,280,000	1,488,806
4.25%, 10/26/2049	372,000	438,170
Cigna Corp
3.40%, 03/15/2051	800,000	786,544
4.38%, 10/15/2028	3,291,000	3,765,127
4.90%, 12/15/2048	50,000	61,243
CVS Health Corp
5.05%, 03/25/2048	2,964,000	3,638,724
Viatris Inc
2.30%, 06/22/2027 (a)	167,000	168,400
Zoetis Inc
3.90%, 08/20/2028	494,000	549,316
		$16,435,212

Pipelines — 3.76%
Energy Transfer Operating LP
3.75%, 05/15/2030	1,649,000	1,700,066
5.15%, 03/15/2045	100,000	103,162
6.25%, 04/15/2049	317,000	372,097
Enterprise Products Operating LLC
4.20%, 01/31/2050	1,240,000	1,320,183
Kinder Morgan Inc
3.60%, 02/15/2051	826,000	769,629
MPLX LP
4.00%, 03/15/2028	70,000	77,306
4.88%, 12/01/2024	726,000	814,868
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	2,964,000	3,326,165
5.00%, 03/15/2027	454,000	516,764
5.75%, 05/15/2024	2,590,000	2,922,419
		$11,922,659

Private Equity — 0.36%
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050 (a)	1,145,000	1,133,892

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

REITs — 3.78%
Alexandria Real Estate Equities Inc
4.70%, 07/01/2030	$327,000	$381,188
American Campus Communities Operating Partnership LP
3.88%, 01/30/2031	3,373,000	3,627,220
Crown Castle International Corp
2.90%, 04/01/2041	943,000	867,558
4.15%, 07/01/2050	197,000	211,547
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030	836,000	862,717
Prologis LP
3.00%, 04/15/2050 (e)	192,000	184,041
Regency Centers LP
3.70%, 06/15/2030	1,684,000	1,800,471
Simon Property Group LP
1.75%, 02/01/2028	1,048,000	1,016,946
Spirit Realty LP
3.20%, 01/15/2027	1,542,000	1,610,318
3.20%, 02/15/2031	646,000	646,649
VEREIT Operating Partnership LP
3.10%, 12/15/2029	751,000	767,141
		$11,975,796

Retail — 0.17%
Home Depot Inc/The
3.30%, 04/15/2040	504,000	529,901

Semiconductors — 3.61%
Broadcom Inc
1.95%, 02/15/2028 (a),(e)	559,000	546,434
3.15%, 11/15/2025	426,000	454,045
3.42%, 04/15/2033 (a)	1,685,000	1,689,826
Lam Research Corp
3.75%, 03/15/2026	1,300,000	1,440,915
4.00%, 03/15/2029	711,000	805,163
4.88%, 03/15/2049	45,000	57,984
Micron Technology Inc
4.19%, 02/15/2027	1,809,000	2,008,526
NVIDIA Corp
3.50%, 04/01/2040	1,748,000	1,880,283
3.50%, 04/01/2050	315,000	332,705
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 (a)	100,000	104,876
3.15%, 05/01/2027 (a)	888,000	943,627
Xilinx Inc
2.95%, 06/01/2024	1,115,000	1,183,509
		$11,447,893

Software — 2.68%
Activision Blizzard Inc
2.50%, 09/15/2050	2,652,000	2,225,505
Fidelity National Information Services Inc
1.65%, 03/01/2028	1,005,000	982,830
Fiserv Inc
4.40%, 07/01/2049	1,411,000	1,628,210
Oracle Corp
2.80%, 04/01/2027	1,497,000	1,576,554
salesforce.com Inc
3.70%, 04/11/2028	1,205,000	1,345,876

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Software (continued)
VMware Inc
4.50%, 05/15/2025	$671,000	$748,394
		$8,507,369

Telecommunications — 4.48%
AT&T Inc
3.50%, 06/01/2041	2,622,000	2,586,446
3.50%, 09/15/2053 (a)	2,702,000	2,497,015
3.55%, 09/15/2055 (a)	1,550,000	1,418,415
T-Mobile USA Inc
2.05%, 02/15/2028 (a)	1,447,000	1,418,812
Verizon Communications Inc
2.65%, 11/20/2040	588,000	537,344
2.99%, 10/30/2056 (a)	2,513,000	2,218,332
3.00%, 11/20/2060	1,078,000	935,890
3.55%, 03/22/2051	1,860,000	1,857,390
3.70%, 03/22/2061	730,000	721,326
		$14,190,970

Transportation — 0.34%
Burlington Northern Santa Fe LLC
4.38%, 09/01/2042	352,000	410,097
FedEx Corp
4.10%, 02/01/2045	626,000	676,931
		$1,087,028
TOTAL BONDS		$304,964,710
INVESTMENT COMPANIES — 0.99%	Shares Held	Value

Money Market Funds — 0.99%
Principal Government Money Market Fund — Institutional Class 0.00% (f),(g),(h),(i)	560,513	$560,513
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (i)	2,592,716	2,592,716
TOTAL INVESTMENT COMPANIES		$3,153,229
Total Investments		$308,117,939
Other Assets and Liabilities — 2.77%		8,777,165

Total Net Assets — 100.00%		$316,895,103

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,965,633 or 16.71% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $730,475 or
0.23% of net assets.
(f) Non-income producing security.
(g)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $560,513 or 0.18% of net assets.
(h)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(i) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
March 31, 2021 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		37.73%
Consumer, Non-cyclical		13.74%
Communications		10.35%
Utilities		8.63%
Technology		7.11%
Energy		6.90%
Industrial		5.64%
Consumer, Cyclical		3.76%
Basic Materials		2.38%
Money Market Funds		0.99%
Other Assets and Liabilities		2.77%
TOTAL NET ASSETS		100.00%

Futures Contracts

				Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. 5 Year Notes; June 2021	Short	81	$9,995,274	$36,590
U.S. 10 Year Notes; June 2021	Short	28	3,666,250	32,755
U.S. Long Bond CBT; June 2021	Short	8	1,236,750	31,889
U.S. Treasury Ultra 10-Year Notes;
June 2021	Short	54	7,759,125	139,961
U.S. Treasury Ultra Long Bonds;
June 2021	Long	29	5,255,344	(104,679)
Total				$136,516

	June 30, 2020	Purchases	Sales	March 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$600,345	$7,301,153	$7,340,985	$560,513
	$600,345	$7,301,153	$7,340,985	$560,513

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.78%	Shares Held	Value

Apparel — 5.80%
adidas AG (a)	1,108	$345,888
boohoo Group PLC (a)	53,131	249,038
Carter's Inc	1,881	167,277
Deckers Outdoor Corp (a)	931	307,621
Fila Holdings Corp	5,286	201,538
Gildan Activewear Inc	9,951	304,540
Hanesbrands Inc	15,822	311,219
Kering SA	479	330,630
Levi Strauss & Co, Class A	9,983	238,694
LVMH Moet Hennessy Louis Vuitton SE	670	446,361
Puma SE (a)	4,173	408,818
Tapestry Inc	9,648	397,594
Urban Outfitters Inc (a)	38,281	1,423,670
		$5,132,888

Beverages — 0.98%
Brown-Forman Corp, Class B	4,498	310,227
Davide Campari-Milano NV	35,112	393,311
Treasury Wine Estates Ltd	20,477	160,977
		$864,515

Chemicals — 1.01%
Givaudan SA	233	897,832

Commercial Services — 9.42%
Adyen NV (a),(b)	863	1,926,419
Bright Horizons Family Solutions Inc (a)	2,459	421,596
China Yuhua Education Corp Ltd (b)	1,104,000	864,841
Global Payments Inc	1,728	348,330
GMO Payment Gateway Inc	1,800	238,645
New Oriental Education & Technology Group Inc ADR (a)	50,092	701,288
PayPal Holdings Inc (a)	7,593	1,843,884
Square Inc, Class A (a)	4,817	1,093,700
StoneCo Ltd, Class A (a)	5,751	352,076
TAL Education Group ADR (a)	10,166	547,439
		$8,338,218

Computers — 2.37%
Apple Inc	17,148	2,094,628

Construction Materials — 1.55%
Fortune Brands Home & Security Inc	5,833	558,918
Masco Corp	7,181	430,142
Patrick Industries Inc	4,453	378,505
		$1,367,565

Diversified Financial Services — 3.83%
Discover Financial Services	22,919	2,177,076
LexinFintech Holdings Ltd ADR (a)	13,902	139,854
Pagseguro Digital Ltd, Class A (a)	6,461	299,144
PROG Holdings, Inc.	6,454	279,394
XP Inc, Class A (a)	13,081	492,761
		$3,388,229

Electronics — 0.50%
Garmin Ltd	3,335	439,720

Food — 1.68%
Kroger Co/The	36,195	1,302,658
Sprouts Farmers Market Inc (a)	6,762	180,005
		$1,482,663

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.75%
DR Horton Inc	7,423	$661,538

Home Furnishings — 2.99%
Sleep Number Corp (a)	6,585	944,882
Sony Corp	12,200	1,277,570
Tempur Sealy International Inc	11,546	422,122
		$2,644,574

Internet — 29.91%
AfreecaTV Co Ltd	18,953	1,314,611
Alibaba Group Holding Ltd ADR (a)	5,576	1,264,247
Alphabet Inc, Class C (a)	935	1,934,169
Booking Holdings Inc (a)	185	431,020
eBay Inc	8,282	507,190
Expedia Group Inc	4,486	772,130
Facebook Inc, Class A (a)	6,534	1,924,459
Farfetch Ltd, Class A (a)	16,030	849,911
iQIYI Inc ADR (a),(c)	30,400	505,248
JOYY Inc	15,349	1,438,662
Momo Inc ADR	5,804	85,551
Naspers Ltd, Class N	5,081	1,215,760
Netflix Inc (a)	2,903	1,514,379
Pinduoduo Inc ADR (a)	7,022	940,105
Rightmove PLC (a)	41,101	329,885
Roku Inc (a)	6,233	2,030,524
Snap Inc, Class A (a)	45,844	2,397,183
Spotify Technology SA (a)	6,733	1,804,107
Tencent Holdings Ltd	22,245	1,745,469
Tencent Music Entertainment Group ADR (a)	25,082	513,930
Trip.com Group Ltd ADR (a)	23,072	914,343
Wayfair Inc, Class A (a)	2,358	742,181
Yandex NV, Class A (a)	15,922	1,019,963
ZOZO Inc	9,200	271,700
		$26,466,727

Leisure Time — 0.95%
Camping World Holdings Inc, Class A	23,141	841,870

Media — 4.66%
AMC Networks Inc, Class A (a)	5,122	272,286
Comcast Corp, Class A	7,265	393,109
Fox Corp, Class B	10,907	380,982
MSG Networks Inc, Class A (a)	12,143	182,631
Sirius XM Holdings Inc (c)	50,459	307,295
ViacomCBS Inc, Class B	18,010	812,251
Vivendi SA	11,732	385,227
Walt Disney Co/The (a)	7,539	1,391,096
		$4,124,877

REITs — 0.68%
Equity Residential	4,032	288,812
Essex Property Trust Inc	1,139	309,626
		$598,438

Retail — 20.69%
American Eagle Outfitters Inc	15,723	459,741
ANTA Sports Products Ltd	34,000	554,559
Bed Bath & Beyond Inc	29,799	868,641
Children's Place Inc/The (a)	6,415	447,126
Chipotle Mexican Grill Inc (a)	1,251	1,777,446
Dick's Sporting Goods Inc	5,990	456,138
Domino's Pizza Inc	2,511	923,521
Foot Locker Inc	5,645	317,531

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Hennes & Mauritz AB, Class B (a)	63,451	$1,429,445
Home Depot Inc/The	5,832	1,780,218
Industria de Diseno Textil SA	41,995	1,383,856
Li Ning Co Ltd	279,500	1,815,612
Lowe's Cos Inc	2,931	557,418
Lululemon Athletica Inc (a)	3,813	1,169,485
Pandora A/S	3,870	414,622
Qurate Retail Inc, Series A	41,597	489,181
Signet Jewelers Ltd (a)	19,475	1,129,160
Starbucks Corp	3,797	414,898
Williams-Sonoma Inc	2,947	528,102
Zalando SE (a),(b)	14,196	1,392,409
		$18,309,109

Semiconductors — 1.66%
NVIDIA Corp	2,757	1,472,045

Software — 8.77%
Activision Blizzard Inc	12,214	1,135,902
Bilibili Inc ADR (a)	23,270	2,491,286
Electronic Arts Inc	2,475	335,041
Fiserv Inc (a)	2,604	309,980
Microsoft Corp	6,925	1,632,708
NetEase Inc ADR	3,912	403,953
Pearl Abyss Corp (a)	858	233,576
Take-Two Interactive Software Inc (a)	6,897	1,218,700
		$7,761,146

Telecommunications — 0.86%
AT&T Inc	25,068	758,808

Textiles — 0.72%
Mohawk Industries Inc (a)	3,295	633,661
TOTAL COMMON STOCKS		$88,279,051
INVESTMENT COMPANIES — 0.88%	Shares Held	Value

Money Market Funds — 0.88%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(d),(e),(f)	594,800	$594,800
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (f)	180,678	180,678
TOTAL INVESTMENT COMPANIES		$775,478
Total Investments		$89,054,529
Other Assets and Liabilities — (0.66)%		(582,307)

Total Net Assets — 100.00%		$88,472,222

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,183,669 or 4.73% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $812,543 or 0.92% of net assets.
(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $594,800 or 0.67% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f)	Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Millennials Index ETF
	March 31, 2021 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Communications			35.44%
Consumer, Cyclical			31.90%
Technology			12.80%
Consumer, Non-cyclical			12.08%
Financial			4.51%
Industrial			2.04%
Basic Materials			1.01%
Money Market Funds			0.88%
Other Assets and Liabilities			(0.66)%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$736,189		$17,422,655	$17,564,044	$594,800
	$736,189		$17,422,655	$17,564,044	$594,800

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.62%	Shares Held	Value

Aerospace & Defense — 1.82%
Lockheed Martin Corp	994	$367,283
Northrop Grumman Corp	788	255,028
		$622,311

Agriculture — 1.09%
Altria Group Inc	5,272	269,716
Philip Morris International Inc	1,172	104,003
		$373,719

Beverages — 2.59%
Brown-Forman Corp, Class B	3,211	221,463
Coca-Cola Co/The	2,011	106,000
Keurig Dr Pepper Inc	3,228	110,946
Monster Beverage Corp (a)	3,743	340,950
PepsiCo Inc	763	107,926
		$887,285

Biotechnology — 2.54%
Amgen Inc	438	108,979
Bio-Rad Laboratories Inc, Class A (a)	169	96,528
Regeneron Pharmaceuticals Inc (a)	510	241,301
Seagen Inc (a)	652	90,537
Vertex Pharmaceuticals Inc (a)	1,545	332,005
		$869,350

Chemicals — 2.54%
FMC Corp	2,260	249,979
RPM International Inc	2,886	265,079
Sherwin-Williams Co/The	483	356,459
		$871,517

Commercial Services — 6.22%
Automatic Data Processing Inc	566	106,674
Booz Allen Hamilton Holding Corp	4,257	342,816
Gartner Inc (a)	550	100,402
MarketAxess Holdings Inc	591	294,271
Moody's Corp	1,195	356,839
PayPal Holdings Inc (a)	379	92,036
Rollins Inc	6,930	238,531
S&P Global Inc	698	246,303
Verisk Analytics Inc	2,004	354,087
		$2,131,959

Computers — 3.06%
Accenture PLC, Class A	1,309	361,611
Apple Inc	2,708	330,782
EPAM Systems Inc (a)	264	104,726
Fortinet Inc (a)	1,361	250,996
		$1,048,115

Distribution/Wholesale — 2.34%
Fastenal Co	7,082	356,083
LKQ Corp (a)	2,501	105,867
Pool Corp	981	338,681
		$800,631

Diversified Financial Services — 3.32%
BlackRock Inc	331	249,561
Intercontinental Exchange Inc	893	99,730
Mastercard Inc, Class A	278	98,982
Nasdaq Inc	1,662	245,078
T Rowe Price Group Inc	2,025	347,490

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa Inc, Class A	464	$98,243
		$1,139,084

Electric — 2.48%
CMS Energy Corp	4,248	260,063
Evergy Inc	1,837	109,357
Eversource Energy	1,239	107,285
Southern Co/The	1,737	107,972
WEC Energy Group Inc	2,850	266,731
		$851,408

Electrical Components & Equipment — 0.60%
AMETEK Inc	835	106,654
Generac Holdings Inc (a)	299	97,908
		$204,562

Electronics — 5.32%
Agilent Technologies Inc	1,883	239,405
Amphenol Corp, Class A	1,829	120,659
Garmin Ltd	1,853	244,318
Honeywell International Inc	487	105,713
Keysight Technologies Inc (a)	696	99,806
Mettler-Toledo International Inc (a)	294	339,773
PerkinElmer Inc	2,604	334,067
Waters Corp (a)	1,199	340,720
		$1,824,461

Engineering & Construction — 0.32%
Jacobs Engineering Group Inc	856	110,655

Environmental Control — 0.32%
Republic Services Inc	1,106	109,881

Food — 3.05%
Campbell Soup Co	2,166	108,885
General Mills Inc	5,969	366,019
Hershey Co/The	2,255	356,651
JM Smucker Co/The	880	111,346
McCormick & Co Inc	1,169	104,228
		$1,047,129

Healthcare — Products — 7.44%
Abbott Laboratories	1,919	229,973
Bio-Techne Corp	272	103,885
Danaher Corp	1,495	336,495
Edwards Lifesciences Corp (a)	1,185	99,113
Hologic Inc (a)	3,189	237,198
IDEXX Laboratories Inc (a)	631	308,755
Masimo Corp (a)	393	90,256
ResMed Inc	1,703	330,416
STERIS PLC	1,315	250,481
Thermo Fisher Scientific Inc	730	333,157
West Pharmaceutical Services Inc	819	230,778
		$2,550,507

Healthcare — Services — 3.52%
Charles River Laboratories International Inc (a)	803	232,733
Humana Inc	259	108,586
Laboratory Corp of America Holdings (a)	958	244,319
Quest Diagnostics Inc	2,841	364,614
UnitedHealth Group Inc	692	257,472
		$1,207,724

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders — 0.68%
DR Horton Inc	1,282	$114,252
Lennar Corp, Class A	1,187	120,160
		$234,412

Household Products — 2.05%
Colgate-Palmolive Co	4,367	344,251
Procter & Gamble Co/The	2,658	359,973
		$704,224

Household Products/Wares — 3.11%
Avery Dennison Corp	562	103,211
Church & Dwight Co Inc	4,170	364,250
Clorox Co/The	1,814	349,884
Kimberly-Clark Corp	1,791	249,039
		$1,066,384

Housewares — 1.10%
Scotts Miracle-Gro Co/The	1,541	377,499
Insurance — 5.02%
Allstate Corp/The	924	106,168
Aon PLC	1,442	331,819
Arthur J Gallagher & Co	2,741	341,994
Brown & Brown Inc	5,008	228,916
Marsh & McLennan Cos Inc	2,850	347,130
Progressive Corp/The	3,820	365,230
		$1,721,257

Internet — 2.64%
Alphabet Inc, Class A (a)	114	235,127
eBay Inc	5,820	356,417
Etsy Inc (a)	447	90,146
Netflix Inc (a)	427	222,749
		$904,439

Machinery — Diversified — 1.73%
Graco Inc	3,314	237,349
IDEX Corp	505	105,706
Rockwell Automation Inc	945	250,841
		$593,896

Media — 0.97%
FactSet Research Systems Inc	1,080	333,277
Miscellaneous Manufacture — 1.37%
3M Co	1,876	361,468
Illinois Tool Works Inc	487	107,880
		$469,348

Pharmaceuticals — 4.02%
AbbVie Inc	914	98,913
Becton Dickinson and Co	953	231,722
Cigna Corp	1,095	264,705
Eli Lilly & Co	1,122	209,612
Johnson & Johnson	2,072	340,533
Zoetis Inc	1,481	233,228
		$1,378,713

REITs — 2.49%
Alexandria Real Estate Equities Inc	617	101,373
American Tower Corp	1,064	254,360
Crown Castle International Corp	1,476	254,064

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage	983	$242,565
		$852,362

Retail — 8.92%
AutoZone Inc (a)	198	278,052
Costco Wholesale Corp	992	349,660
Dollar General Corp	1,737	351,951
Domino's Pizza Inc	284	104,452
Home Depot Inc/The	1,271	387,973
Lowe's Cos Inc	2,056	391,010
O'Reilly Automotive Inc (a)	734	372,322
Target Corp	1,790	354,545
Tractor Supply Co	2,066	365,847
Walmart Inc	758	102,959
		$3,058,771

Semiconductors — 1.98%
KLA Corp	739	244,166
Monolithic Power Systems Inc	614	216,871
Teradyne Inc	1,787	217,442
		$678,479

Software — 11.75%
Activision Blizzard Inc	2,404	223,572
Adobe Inc (a)	714	339,414
Akamai Technologies Inc (a)	1,042	106,180
Autodesk Inc (a)	357	98,943
Broadridge Financial Solutions Inc	2,305	352,896
Cerner Corp	4,749	341,358
Citrix Systems Inc	737	103,445
Fair Isaac Corp (a)	502	243,997
Intuit Inc	589	225,622
Jack Henry & Associates Inc	1,548	234,863
Microsoft Corp	1,413	333,143
Oracle Corp	5,090	357,165
Paychex Inc	2,524	247,402
PTC Inc (a)	719	98,970
Synopsys Inc (a)	1,339	331,777
Tyler Technologies Inc (a)	213	90,425
Veeva Systems Inc, Class A (a)	821	214,478
Zoom Video Communications Inc, Class A (a)	264	84,821
		$4,028,471

Telecommunications — 0.77%
Cisco Systems Inc	5,123	264,910

Transportation — 1.44%
Expeditors International of Washington Inc	3,575	384,992
Old Dominion Freight Line Inc	459	110,348
		$495,340

Water — 1.01%
American Water Works Co Inc	1,620	242,870
Essential Utilities Inc	2,342	104,805
		$347,675
TOTAL COMMON STOCKS		$34,159,755

See accompanying notes.

Schedule of Investments
Principal Quality ETF
March 31, 2021 (unaudited)

INVESTMENT COMPANIES — 0.34%				Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (b)				115,531	$115,531
TOTAL INVESTMENT COMPANIES					$115,531
Total Investments					$34,275,286
Other Assets and Liabilities — 0.04%					13,334

Total Net Assets — 100.00%					$34,288,620

(a) Non-income producing security.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		36.60%
Technology		16.78%
Consumer, Cyclical		13.04%
Industrial		11.95%
Financial		10.83%
Communications		4.38%
Utilities		3.50%
Basic Materials		2.54%
Money Market Fund		0.34%
Other Assets and Liabilities		0.04%
TOTAL NET ASSETS		100.00%

	June 30, 2020	Purchases		Sales	March 31, 2021
Affiliated Securities	Value	Cost		Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$52,718		$52,718	$—
	$—	$52,718		$52,718	$—

				Realized Gain
		Realized		from	Change in
		Gain/Loss on		Capital Gain	Unrealized
	Income (a)	Investments		Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$	— $	—
	$—	$—	$	— $	—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS — 94.71%	Amount	Value

Banks — 38.46%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$7,367,000	$8,177,370
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	742,000	853,300
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b),(c)	3,149,000	3,301,727
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	11,468,000	11,798,278
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	710,000	769,250
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	3,070,000	3,263,809
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c),(d)	2,300,000	2,466,750
Citigroup Inc
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	2,076,000	2,066,305
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	8,878,000	8,964,560
(3-month USD LIBOR + 3.91%),
5.95%, 05/15/2025 (a),(b)	3,680,000	3,965,200
Citizens Financial Group Inc
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	2,940,000	3,247,436
(3-month USD LIBOR + 3.16%),
6.38%, 04/06/2024 (a),(b),(c)	3,680,000	3,877,800
Comerica Inc
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	579,000	637,624
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	956,000	1,015,272
Goldman Sachs Group Inc/The
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b),(c)	5,528,000	5,970,240
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	5,336,000	8,730,123
Huntington Bancshares Inc
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	2,042,000	2,126,130
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	6,640,000	7,380,360
JPMorgan Chase & Co
(3-month USD LIBOR + 3.30%),
6.00%, 08/01/2023 (a),(b)	4,061,000	4,256,874
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	4,787,000	5,241,765
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00%, 09/15/2026 (a),(b)	1,110,000	1,215,783
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c),(d)	4,104,000	4,555,440
SVB Financial Group
(10-year Treasury Constant Maturity Rate + 3.06%),
4.10%, 02/15/2031 (a),(b)	1,714,000	1,718,285

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	$7,367,000	$7,724,815
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	1,535,000	1,663,556
Wells Fargo & Co
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	9,174,000	9,264,823
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	5,157,000	5,677,857
		$119,930,732

Diversified Financial Services — 5.30%
Charles Schwab Corp/The
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	4,842,000	4,913,662
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	4,423,000	4,885,955
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	6,049,000	6,714,390
		$16,514,007

Electric — 12.43%
CMS Energy Corp
(5-year Treasury Constant Maturity Rate + 2.90%),
3.75%, 12/01/2050 (b)	3,201,000	3,168,990
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (b)	2,844,000	3,071,520
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	12,188,000	12,831,526
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	8,933,000	9,437,715
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	6,623,000	7,527,106
Southern Co/The
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (b)	2,577,000	2,719,379
		$38,756,236

Gas — 0.95%
NiSource Inc
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%, 06/15/2023 (a),(b)	2,878,000	2,971,535

Hand/Machine Tools — 1.25%
Stanley Black & Decker Inc
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (b)	3,680,000	3,895,832

Insurance — 25.30%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	3,680,000	3,891,600
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (b)	1,535,000	1,711,525

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (b)	$5,600,000	$6,326,600
Argentum Netherlands BV for Zurich Insurance Co Ltd
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (b)	4,000,000	4,573,360
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%, 12/14/2036 (a),(b),(d)	4,891,000	6,774,035
Cloverie PLC for Zurich Insurance Co Ltd
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (b)	5,600,000	6,440,224
Equitable Holdings Inc
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)	3,048,000	3,223,260
M&G PLC
6.50%, 10/20/2048	2,200,000	2,576,552
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (b),(d)	3,680,000	4,158,400
MetLife Inc
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	4,955,000	5,116,038
9.25%, 04/08/2038 (d)	5,376,000	7,881,876
Prudential Financial Inc
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (b)	7,060,000	7,139,072
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	5,528,000	5,924,039
Sumitomo Life Insurance Co
(3-month USD LIBOR + 4.44%),
6.50%, 09/20/2073 (b),(d)	7,404,000	8,236,950
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b),(c)	3,680,000	3,947,352
Zurich Finance Ireland Designated Activity Co
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (b)	1,000,000	966,752
		$78,887,635

Oil & Gas — 1.73%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	5,085,000	5,378,913

Pipelines — 6.58%
Enbridge Inc
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (b)	2,133,000	2,282,310
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (b)	5,528,000	5,901,140
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (b)	3,680,000	3,669,750
Transcanada Trust
(3-month USD LIBOR + 4.15%),
5.50%, 09/15/2079 (b)	8,102,000	8,659,013
		$20,512,213

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value
REITs — 1.03%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (b),(d)	$766,000	$805,257
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (b),(d)	2,326,000	2,420,087
		$3,225,344
Telecommunications — 1.68%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (b)	4,340,000	5,233,932
TOTAL BONDS		$295,306,379
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —	Principal
1.76%	Amount	Value
Sovereign — 1.76%
U.S. Treasury Note
0.13%, 12/15/2023	$5,518,300	$5,493,942
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$5,493,942
INVESTMENT COMPANIES — 4.38%	Shares Held	Value
Money Market Funds — 4.38%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)	6,870,933	$6,870,933
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (h)	6,788,200	6,788,200
TOTAL INVESTMENT COMPANIES		$13,659,133
Total Investments		$314,459,454
Other Assets and Liabilities — (0.85)%		(2,656,176)
Total Net Assets — 100.00%		$311,803,278

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $24,119,309 or 7.74% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $37,298,795 or 11.96% of net assets.
(e)	Non-income producing security.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,870,933 or 2.20% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	70.10%
Utilities	13.38%
Energy	8.30%
Money Market Funds	4.38%
Government	1.76%
Communications	1.68%
Industrial	1.25%
Other Assets and Liabilities	(0.85)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
March 31, 2021 (unaudited)

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,865,310		$38,162,375	$34,156,752	$6,870,933
	$2,865,310		$38,162,375	$34,156,752	$6,870,933

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2021 (unaudited)

PREFERRED STOCKS — 15.29%	Shares Held	Value

Banks — 7.07%
Associated Banc-Corp; Series F
5.63%, 09/15/2025 (a)	1,890	$53,260
Bank of America Corp; Series NN
4.38%, 11/03/2025 (a)	4,000	100,000
Fulton Financial Corp; Series A
5.13%, 01/15/2026 (a)	8,400	219,996
JPMorgan Chase & Co; Series DD
5.75%, 12/01/2023 (a)	4,750	128,773
JPMorgan Chase & Co; Series EE
6.00%, 03/01/2024 (a)	4,536	124,649
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a),(b)	15,550	440,376
Synovus Financial Corp; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%, 07/01/2024 (a),(b)	10,500	282,240
US Bancorp; Series B
(3-month USD LIBOR + 0.60%),
3.50%, 04/26/2021 (a),(b)	4,818	115,777
Wells Fargo & Co; Series L
7.50%, 07/15/2023 (a)	79	111,975
		$1,577,046

Electric — 0.00%
Duke Energy Corp; Series A
5.75%, 06/15/2024 (a)	10	276

Insurance — 4.10%
Allstate Corp/The; Series H
5.10%, 10/15/2024 (a)	10,500	283,605
American International Group Inc; Series A
5.85%, 03/15/2024 (a)	7,811	215,584
MetLife Inc; Series F
4.75%, 03/15/2024 (a)	15,750	416,745
		$915,934

Telecommunications — 4.12%
AT&T Inc; Series A
5.00%, 12/12/2024 (a)	10,500	276,885
AT&T Inc; Series C
4.75%, 02/18/2025 (a)	25,383	641,428
		$918,313
TOTAL PREFERRED STOCKS		$3,411,569
	Principal
BONDS — 80.47%	Amount	Value

Banks — 67.84%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$210,000	$233,100
(3-month USD LIBOR + 4.55%),
6.30%, 03/10/2026 (a),(b)	525,000	603,750
Bank of New York Mellon Corp/The
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	210,000	216,048
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	525,000	568,811
Bank of Nova Scotia/The
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	525,000	558,143

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Citigroup Inc
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	$210,000	$209,019
Citizens Financial Group Inc
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	525,000	579,899
Comerica Inc
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%, 07/01/2025 (a),(b)	525,000	578,156
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(c)	787,000	882,424
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%, 08/21/2026 (a),(b),(c),(d)	367,000	390,855
(5-year Swap rate + 5.11%),
7.13%, 07/29/2022 (a),(b),(c)	500,000	520,760
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	500,000	531,000
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(c)	787,000	867,274
Huntington Bancshares Inc
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	525,000	583,538
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(c)	787,000	858,420
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(c)	787,000	899,148
M&T Bank Corp
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	225,000	243,000
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(c)	787,000	922,757
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	787,000	899,148
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(c)	787,000	872,704
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%, 04/02/2022 (a),(b),(c)	787,000	822,415
SVB Financial Group
(10-year Treasury Constant Maturity Rate + 3.06%),
4.10%, 02/15/2031 (a),(b)	200,000	200,500
Truist Financial Corp
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	525,000	568,969
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(c)	787,000	864,433
Wells Fargo & Co
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	300,000	302,970
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	325,000	357,825
		$15,135,066

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value
Diversified Financial Services — 5.21%
Charles Schwab Corp/The
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	$525,000	$579,952
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	525,000	582,750
		$1,162,702

Electric — 4.47%
Dominion Energy Inc
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	420,000	442,176
Duke Energy Corp
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	525,000	554,663
		$996,839

Insurance — 2.95%
MetLife Inc
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	200,000	206,500
Voya Financial Inc
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	420,000	450,513
		$657,013
TOTAL BONDS		$17,951,620
INVESTMENT COMPANIES — 3.64%	Shares Held	Value
Money Market Fund — 3.64%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (e)	811,702	$811,702
TOTAL INVESTMENT COMPANIES		$811,702
Total Investments		$22,174,891
Other Assets and Liabilities — 0.60%		134,500
Total Net Assets — 100.00%		$22,309,391

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $8,800,338 or 39.45% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,290,003 or 5.78% of net assets.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	87.17%
Utilities	4.47%
Communications	4.12%
Money Market Fund	3.64%
Other Assets and Liabilities	0.60%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2021 (unaudited)

	Principal
BONDS — 96.89%	Amount	Value

Asset-Backed Securities — 17.44%
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	$42,701	$42,782
AmeriCredit Automobile Receivables Trust 2021-1
0.28%, 06/18/2024	250,000	249,972
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023 (a)	25,884	25,971
GreatAmerica Leasing Receivables Funding LLC
0.27%, 06/15/2023 (a)	50,000	49,974
HPEFS Equipment Trust
0.27%, 03/20/2031 (a)	100,000	99,990
Navient Private Education Loan Trust 2018-BA
1.69%, 05/15/2069 (a)	170,714	172,430
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023	54,252	54,284
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023	164,129	164,218
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023	50,000	50,006
SMB Private Education Loan Trust 2015-B
1.31%, 07/15/2027 (a),(b)	102,982	103,424
Verizon Owner Trust 2018-A A1A
3.23%, 04/20/2023	131,040	132,328
Verizon Owner Trust 2020-B
0.47%, 02/20/2025	250,000	250,674
Volvo Financial Equipment Master Owner Trust 2018-A
0.63%, 07/17/2023 (a),(b)	325,000	325,359
Westlake Automobile Receivables Trust 2020-2A
0.93%, 02/15/2024 (a)	188,954	189,475
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024 (a)	200,000	200,035
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024	50,000	49,984
		$2,160,906

Banks — 28.30%
Bank of America Corp
(3-month USD LIBOR + 0.63%),
3.50%, 05/17/2022 (c)	500,000	501,863
Citibank NA
(3-month USD LIBOR + 0.57%),
0.79%, 07/23/2021 (c)	250,000	250,307
Fifth Third Bancorp
2.60%, 06/15/2022	279,000	285,881
Goldman Sachs Group Inc/The
0.56%, 11/17/2023 (b)	250,000	249,736
5.75%, 01/24/2022	250,000	260,884
HSBC Holdings PLC
(3-month USD LIBOR + 1.66%),
1.85%, 05/25/2021 (c)	250,000	250,542
ING Bank NV
(3-month USD LIBOR + 0.88%),
1.07%, 08/15/2021 (a),(c)	200,000	200,609
Morgan Stanley
0.73%, 01/20/2023 (b)	200,000	200,489
MUFG Union Bank NA
0.72%, 12/09/2022 (b)	300,000	301,969

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Toronto-Dominion Bank
0.28%, 01/06/2023 (b)	$200,000	$200,060
Truist Bank
2.45%, 08/01/2022	350,000	359,350
Wells Fargo & Co
(3-month USD LIBOR + 1.03%),
1.24%, 07/26/2021 (c)	444,000	445,300
		$3,506,990

Beverages — 2.03%
Keurig Dr Pepper Inc
3.55%, 05/25/2021	250,000	251,130

Biotechnology — 2.02%
Gilead Sciences Inc
0.75%, 09/29/2023	250,000	250,290

Chemicals — 1.65%
Westlake Chemical Corp
3.60%, 07/15/2022	200,000	204,627

Diversified Financial Services — 2.15%
American Express Co
(3-month USD LIBOR + 0.53%),
0.72%, 05/17/2021 (c)	266,000	266,052

Electric — 9.57%
Dominion Energy Inc
(3-month USD LIBOR + 0.53%),
0.71%, 09/15/2023 (c)	150,000	150,194
2.72%, 08/15/2021	250,000	252,080
DTE Energy Co
2.60%, 06/15/2022	400,000	409,449
NextEra Energy Capital Holdings Inc
(3-month USD LIBOR + 0.48%),
0.67%, 05/04/2021 (c)	374,000	374,105
		$1,185,828

Electronics — 2.02%
Honeywell International Inc
0.48%, 08/19/2022	250,000	250,189

Food — 2.03%
Tyson Foods Inc
2.25%, 08/23/2021	250,000	251,476

Insurance — 6.01%
MassMutual Global Funding II
2.00%, 04/15/2021 (a)	200,000	200,098
Metropolitan Life Global Funding I
0.90%, 06/08/2023 (a)	250,000	252,203
New York Life Global Funding
1.70%, 09/14/2021 (a)	290,000	291,881
		$744,182

Machinery — Diversified — 1.62%
John Deere Capital Corp
0.25%, 01/17/2023	200,000	200,199

Miscellaneous Manufacture — 2.02%
Siemens Financieringsmaatschappij NV
0.44%, 03/11/2024 (a),(b)	250,000	250,747

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
March 31, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value
Pharmaceuticals — 6.39%
AbbVie Inc
2.15%, 11/19/2021	$400,000	$404,504
AstraZeneca PLC
2.38%, 06/12/2022	379,000	387,335
		$791,839

Retail — 3.24%
McDonald's Corp
(3-month USD LIBOR + 0.43%),
0.65%, 10/28/2021 (c)	400,000	400,884
Software — 2.23%
Fidelity National Information Services Inc
0.38%, 03/01/2023	25,000	24,920
Oracle Corp
1.90%, 09/15/2021	250,000	251,465
		$276,385

Telecommunications — 6.22%
AT&T Inc
2.63%, 12/01/2022	421,000	434,044
NTT Finance Corp
0.37%, 03/03/2023 (a)	200,000	199,904
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III
LLC
3.36%, 09/20/2021 (a)	137,500	138,531
		$772,479

Transportation — 1.95%
Penske Truck Leasing Co LP / PTL Finance Corp
3.65%, 07/29/2021 (a)	240,000	241,824
TOTAL BONDS		$12,006,027
INVESTMENT COMPANIES — 2.79%	Shares Held	Value
Money Market Fund — 2.79%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (d)	345,640	$345,640
TOTAL INVESTMENT COMPANIES		$345,640
Total Investments		$12,351,667
Other Assets and Liabilities — 0.32%		39,187
Total Net Assets — 100.00%		$12,390,854

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,942,455 or 23.75% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
	Principal Ultra-Short Active Income ETF
	March 31, 2021 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Financial			36.46%
Asset-Backed Securities			17.44%
Consumer, Non-cyclical			12.47%
Utilities			9.57%
Industrial			7.61%
Communications			6.23%
Consumer, Cyclical			3.23%
Money Market Fund			2.79%
Technology			2.23%
Basic Materials			1.65%
Other Assets and Liabilities			0.32%
TOTAL NET ASSETS			100.00%

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$11,413		$103,635	$115,048	$—
	$11,413		$103,635	$115,048	$—

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value
Apparel — 2.33%
NIKE Inc, Class B	318,017	$42,261,279
Auto Manufacturers — 2.05%
Tesla Inc (a)	55,664	37,179,655
Banks — 7.03%
Bank of America Corp	1,662,074	64,305,643
JPMorgan Chase & Co	416,279	63,370,152
		$127,675,795

Beverages — 5.50%
Coca-Cola Co/The	808,679	42,625,470
PepsiCo Inc	404,462	57,211,150
		$99,836,620

Commercial Services — 2.72%
PayPal Holdings Inc (a)	203,386	49,390,256
Computers — 6.04%
Apple Inc	897,920	109,680,928
Diversified Financial Services — 4.65%
Mastercard Inc, Class A	118,539	42,205,811
Visa Inc, Class A	199,659	42,273,800
		$84,479,611

Healthcare — Products — 7.00%
Abbott Laboratories	368,342	44,142,106
Danaher Corp	185,564	41,766,745
Thermo Fisher Scientific Inc	90,553	41,326,578
		$127,235,429

Healthcare — Services — 2.63%
UnitedHealth Group Inc	128,324	47,745,511
Household Products — 3.01%
Procter & Gamble Co/The	403,449	54,639,098
Insurance — 3.70%
Berkshire Hathaway Inc, Class B (a)	263,269	67,257,331
Internet — 7.24%
Alphabet Inc, Class A (a)	27,281	56,267,608
Amazon.com Inc (a)	7,607	23,536,667
Facebook Inc, Class A (a)	91,171	26,852,595
Netflix Inc (a)	47,764	24,916,568
		$131,573,438

Media — 5.86%
Comcast Corp, Class A	866,151	46,867,431
Walt Disney Co/The (a)	322,783	59,559,919
		$106,427,350

Pharmaceuticals — 10.47%
AbbVie Inc	457,566	49,517,793
Johnson & Johnson	376,521	61,881,226
Merck & Co Inc	481,316	37,104,651
Pfizer Inc	1,152,219	41,744,894
		$190,248,564

Retail — 9.96%
Costco Wholesale Corp	115,697	40,780,878
Home Depot Inc/The	144,350	44,062,837
McDonald's Corp	255,440	57,254,322

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
Walmart Inc	285,736	$38,811,521
		$180,909,558

Semiconductors — 2.92%
Intel Corp	461,111	29,511,104
NVIDIA Corp	44,118	23,555,924
		$53,067,028

Software — 7.45%
Adobe Inc (a)	48,705	23,152,896
Microsoft Corp	190,578	44,932,575
Oracle Corp	671,454	47,115,927
salesforce.com Inc (a)	95,012	20,130,192
		$135,331,590

Telecommunications — 9.19%
AT&T Inc	1,965,544	59,497,017
Cisco Systems Inc	1,017,072	52,592,793
Verizon Communications Inc	942,431	54,802,363
		$166,892,173
TOTAL COMMON STOCKS		$1,811,831,214
INVESTMENT COMPANIES — 0.21%	Shares Held	Value
Money Market Fund — 0.21%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (b)	3,706,562	$3,706,562
TOTAL INVESTMENT COMPANIES		$3,706,562
Total Investments		$1,815,537,776
Other Assets and Liabilities — 0.04%		782,521
Total Net Assets — 100.00%		$1,816,320,297

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	31.33%
Communications	22.29%
Technology	16.41%
Financial	15.38%
Consumer, Cyclical	14.34%
Money Market Fund	0.21%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value

Advertising — 0.01%
National CineMedia Inc	27,885	$128,829

Aerospace & Defense — 1.84%
Barnes Group Inc	29,815	1,477,035
Hexcel Corp	88,831	4,974,536
Kaman Corp	26,248	1,346,260
Spirit AeroSystems Holdings Inc, Class A	266,386	12,959,679
		$20,757,510

Agriculture — 0.11%
Andersons Inc/The	10,826	296,416
Vector Group Ltd	70,531	983,907
		$1,280,323

Airlines — 1.45%
Allegiant Travel Co	13,653	3,332,151
Hawaiian Holdings Inc	54,423	1,451,461
Spirit Airlines Inc (a)	313,055	11,551,730
		$16,335,342

Apparel — 1.33%
Carter's Inc	56,806	5,051,758
Kontoor Brands Inc	35,402	1,718,059
Levi Strauss & Co, Class A	125,605	3,003,216
Oxford Industries Inc	10,824	946,234
Steven Madden Ltd	77,563	2,889,997
Wolverine World Wide Inc	37,284	1,428,723
		$15,037,987

Auto Manufacturers — 0.10%
Wabash National Corp	59,080	1,110,704

Auto Parts & Equipment — 0.99%
Dana Inc	87,749	2,134,933
Douglas Dynamics Inc	16,650	768,397
Gentherm Inc (a)	14,806	1,097,273
Goodyear Tire & Rubber Co/The (a)	313,526	5,508,652
Methode Electronics Inc	27,622	1,159,572
Standard Motor Products Inc	10,888	452,723
		$11,121,550

Banks — 13.92%
1st Source Corp	12,441	591,943
Ameris Bancorp	63,887	3,354,706
Associated Banc-Corp	234,867	5,012,062
Atlantic Union Bankshares Corp	50,404	1,933,497
BancorpSouth Bank	90,500	2,939,440
Bank of Hawaii Corp	67,734	6,061,516
Bank OZK	186,689	7,626,246
BankUnited Inc	162,786	7,154,445
Banner Corp	32,171	1,715,679
Bryn Mawr Bank Corp	17,179	781,816
Cathay General Bancorp	72,239	2,945,906
Central Pacific Financial Corp	35,569	948,981
City Holding Co	16,142	1,320,093
Columbia Banking System Inc	80,542	3,470,555
Community Trust Bancorp Inc	12,120	533,644
ConnectOne Bancorp Inc	23,349	591,897
Customers Bancorp Inc (a)	25,616	815,101
CVB Financial Corp	125,826	2,779,496
Dime Community Bancshares Inc	22,589	680,832
Eagle Bancorp Inc	25,451	1,354,248
Enterprise Financial Services Corp	18,906	934,713

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
FB Financial Corp	44,573	$1,981,716
First Busey Corp	32,876	843,269
First Financial Bancorp	78,582	1,885,968
First Financial Corp	11,820	532,018
First Foundation Inc	46,461	1,089,975
First Hawaiian Inc	309,906	8,482,127
First Merchants Corp	44,318	2,060,787
First Midwest Bancorp Inc	125,049	2,739,824
Great Western Bancorp Inc	64,767	1,961,792
Hanmi Financial Corp	43,836	864,884
Home BancShares Inc	168,782	4,565,553
Hope Bancorp Inc	177,646	2,675,349
Independent Bank Group Inc	54,398	3,929,712
Kearny Financial Corp	70,588	852,703
Lakeland Bancorp Inc	30,658	534,369
Lakeland Financial Corp	28,008	1,937,874
Midland States Bancorp Inc	27,605	765,763
NBT Bancorp Inc	33,579	1,339,802
Pinnacle Financial Partners Inc	84,244	7,469,073
Preferred Bank	13,603	866,239
Renasant Corp	49,422	2,045,082
S&T Bancorp Inc	31,876	1,067,846
Sandy Spring Bancorp Inc	38,608	1,676,745
ServisFirst Bancshares Inc	36,353	2,229,529
Simmons First National Corp, Class A	91,880	2,726,080
South State Corp	63,535	4,988,133
Stock Yards Bancorp Inc	18,267	932,713
Texas Capital Bancshares Inc (a)	66,378	4,707,528
Tompkins Financial Corp	9,864	815,753
TriCo Bancshares	18,004	852,849
United Bankshares Inc	106,162	4,095,730
United Community Banks Inc	120,300	4,104,636
Univest Financial Corp	21,537	615,743
Veritex Holdings Inc	43,399	1,420,015
Washington Trust Bancorp Inc	15,102	779,716
Webster Financial Corp	98,451	5,425,635
WesBanco Inc	51,514	1,857,595
Western Alliance Bancorp	118,736	11,213,428
Wintrust Financial Corp	59,254	4,491,453
		$156,971,822

Beverages — 0.22%
National Beverage Corp	50,936	2,491,280

Biotechnology — 3.05%
ADMA Biologics Inc (a),(b)	330,326	581,374
Agenus Inc (a)	157,535	428,495
Altimmune Inc (a)	167,648	2,368,866
ANI Pharmaceuticals Inc (a)	8,559	309,322
Ardelyx Inc (a)	65,857	435,973
Avidity Biosciences Inc (a)	15,191	331,316
iBio Inc (a),(b)	1,037,407	1,597,607
ImmunoGen Inc (a)	192,974	1,563,089
Innoviva Inc (a)	125,837	1,503,752
Intercept Pharmaceuticals Inc (a)	89,103	2,056,497
Lexicon Pharmaceuticals Inc (a)	171,257	1,005,279
Ligand Pharmaceuticals Inc (a)	38,378	5,850,726
Mersana Therapeutics Inc (a)	54,315	878,817
Myriad Genetics Inc (a)	69,319	2,110,764
Onconova Therapeutics Inc (a)	1,218,477	1,217,137
Pliant Therapeutics Inc (a),(b)	8,635	339,615
Prothena Corp PLC (a)	27,045	679,370
Puma Biotechnology Inc (a)	80,866	786,017

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Radius Health Inc (a)	64,727	$1,350,205
Selecta Biosciences Inc (a)	95,527	432,260
Strongbridge Biopharma PLC (a)	48,707	134,431
Twist Bioscience Corp (a)	30,946	3,832,972
Vaxart Inc (a),(b)	762,043	4,610,360
		$34,404,244

Chemicals — 2.50%
Amyris Inc (a),(b)	158,534	3,027,999
Avient Corp	54,295	2,566,525
Cabot Corp	35,991	1,887,368
HB Fuller Co	78,468	4,936,422
Ingevity Corp (a)	34,809	2,629,124
Innospec Inc	17,507	1,797,794
Koppers Holdings Inc (a)	12,990	451,532
Minerals Technologies Inc	15,611	1,175,820
Orion Engineered Carbons S.A.	36,490	719,583
PQ Group Holdings Inc	39,523	660,034
Sensient Technologies Corp	54,045	4,215,510
W R Grace & Co	68,993	4,129,921
		$28,197,632

Commercial Services — 4.25%
ABM Industries Inc	59,820	3,051,418
Adtalem Global Education Inc (a)	43,462	1,718,487
ASGN Inc (a)	51,665	4,930,908
Barrett Business Services Inc	8,676	597,429
Carriage Services Inc	6,834	240,488
Cass Information Systems Inc	7,066	326,944
CorVel Corp (a)	8,830	905,870
Deluxe Corp	43,382	1,820,309
EVERTEC Inc	86,449	3,217,632
GreenSky Inc (a)	83,978	519,824
H&R Block Inc	262,620	5,725,116
Hackett Group Inc/The	24,710	404,997
Heidrick & Struggles International Inc	18,502	660,891
Huron Consulting Group Inc (a)	23,268	1,172,242
Kelly Services Inc, Class A	16,798	374,091
Kforce Inc	13,936	746,970
Korn Ferry	66,961	4,176,358
Medifast Inc	22,237	4,710,241
Monro Inc	39,251	2,582,716
Rent-A-Center Inc	42,715	2,462,947
Resources Connection Inc	22,314	302,131
Sabre Corp	396,616	5,873,883
SP Plus Corp (a)	9,757	319,932
TrueBlue Inc (a)	25,129	553,341
Viad Corp	11,754	490,729
		$47,885,894

Computers — 1.33%
Diebold Nixdorf Inc (a)	57,829	817,124
ExlService Holdings Inc (a)	24,376	2,197,740
NCR Corp (a)	78,181	2,966,969
NetScout Systems Inc (a)	75,487	2,125,714
Parsons Corp (a)	88,658	3,585,329
Super Micro Computer Inc (a)	41,718	1,629,505
TTEC Holdings Inc	16,155	1,622,770
		$14,945,151

Construction Materials — 0.95%
Apogee Enterprises Inc	24,747	1,011,657

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Boise Cascade Co	40,899	$2,446,987
Griffon Corp	46,159	1,254,140
Patrick Industries Inc	20,463	1,739,355
PGT Innovations Inc (a)	42,617	1,076,079
UFP Industries Inc	42,279	3,206,440
		$10,734,658

Distribution/Wholesale — 1.29%
Core-Mark Holding Co Inc	21,005	812,683
G-III Apparel Group Ltd (a)	46,632	1,405,488
H&E Equipment Services Inc	29,020	1,102,760
ScanSource Inc (a)	10,123	303,184
Triton International Ltd	49,648	2,730,144
WESCO International Inc (a)	94,805	8,203,477
		$14,557,736

Diversified Financial Services — 5.05%
Affiliated Managers Group Inc	73,724	10,987,088
Air Lease Corp	98,159	4,809,791
Alliance Data Systems Corp	119,973	13,447,774
B. Riley Financial Inc	28,685	1,617,260
Blucora Inc (a)	39,351	654,801
Brightsphere Investment Group Inc	123,691	2,520,823
Cohen & Steers Inc	34,167	2,232,130
Curo Group Holdings Corp	45,263	660,387
Federated Hermes Inc	140,725	4,404,692
Navient Corp	433,375	6,201,596
OneMain Holdings Inc	118,431	6,362,113
Premier Financial Corp	26,443	879,494
Virtus Investment Partners Inc	9,285	2,186,618
		$56,964,567

Electric — 1.15%
ALLETE Inc	57,113	3,837,422
Avista Corp	91,193	4,354,466
NorthWestern Corp	65,837	4,292,572
Unitil Corp	9,717	443,970
		$12,928,430

Electrical Components & Equipment — 0.51%
Belden Inc	48,599	2,156,338
Energizer Holdings Inc	68,340	3,243,416
Powell Industries Inc	8,776	297,243
		$5,696,997

Electronics — 1.56%
Avnet Inc	130,809	5,429,881
Badger Meter Inc	29,469	2,742,680
Comtech Telecommunications Corp	29,227	725,999
Fluidigm Corp (a),(b)	219,171	990,653
OSI Systems Inc (a)	29,982	2,881,270
Watts Water Technologies Inc, Class A	40,681	4,833,310
		$17,603,793

Engineering & Construction — 0.38%
Arcosa Inc	26,019	1,693,577
Comfort Systems USA Inc	34,222	2,558,779
		$4,252,356

Entertainment — 1.25%
AMC Entertainment Holdings Inc, Class A (b)	233,548	2,384,525
Bally's Corp	8,118	527,508

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
Cinemark Holdings Inc	299,981	$6,122,612
Six Flags Entertainment Corp	110,081	5,115,464
		$14,150,109

Environmental Control — 0.13%
Evoqua Water Technologies Corp (a)	54,645	1,437,164

Food — 2.09%
B&G Foods Inc (b)	105,147	3,265,866
Hain Celestial Group Inc/The (a)	76,857	3,350,965
Hostess Brands Inc (a)	162,862	2,335,441
John B Sanfilippo & Son Inc	7,220	652,471
Natural Grocers by Vitamin Cottage Inc	11,061	194,120
Pilgrim's Pride Corp (a)	102,567	2,440,069
Seaboard Corp	132	487,079
SpartanNash Co	35,771	702,185
Sprouts Farmers Market Inc (a)	239,038	6,363,192
TreeHouse Foods Inc (a)	72,226	3,773,086
		$23,564,474

Food Service — 0.17%
Healthcare Services Group Inc	69,403	1,945,366

Forest Products & Paper — 0.20%
Neenah Inc	15,663	804,765
Schweitzer-Mauduit International Inc	28,906	1,415,527
		$2,220,292

Gas — 0.85%
Chesapeake Utilities Corp	15,095	1,752,228
South Jersey Industries Inc	195,344	4,410,867
Southwest Gas Holdings Inc	49,018	3,368,027
		$9,531,122

Hand/Machine Tools — 0.75%
Franklin Electric Co Inc	29,846	2,356,043
Regal Beloit Corp	42,447	6,056,338
		$8,412,381

Healthcare — Products — 4.46%
Accelerate Diagnostics Inc (a)	31,611	263,003
AngioDynamics Inc (a)	18,187	425,576
Atrion Corp	983	630,408
Cantel Medical Corp (a)	47,352	3,780,584
Castle Biosciences Inc (a)	19,087	1,306,696
Co-Diagnostics Inc (a),(b)	156,096	1,489,156
CONMED Corp	33,807	4,414,856
GenMark Diagnostics Inc (a)	87,444	2,089,911
Inogen Inc (a)	27,821	1,461,159
Inspire Medical Systems Inc (a)	29,632	6,133,528
Invacare Corp	26,790	214,856
LeMaitre Vascular Inc	13,263	646,969
Luminex Corp	66,171	2,110,855
Meridian Bioscience Inc (a)	53,487	1,404,034
Natus Medical Inc (a)	33,488	857,628
NuVasive Inc (a)	101,203	6,634,869
Orthofix Medical Inc (a)	14,627	634,080
OrthoPediatrics Corp (a)	14,005	682,744
Patterson Cos Inc	138,365	4,420,762
Shockwave Medical Inc (a)	49,949	6,506,357
Sientra Inc (a)	67,126	489,348
Silk Road Medical Inc (a)	34,008	1,722,505
Surgalign Holdings Inc (a)	52,429	114,295

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
T2 Biosystems Inc (a),(b)	565,732	$916,486
Varex Imaging Corp (a)	47,774	978,889
		$50,329,554

Healthcare — Services — 2.57%
Acadia Healthcare Co Inc (a)	63,870	3,649,532
Brookdale Senior Living Inc (a)	151,615	917,271
Community Health Systems Inc (a)	110,268	1,490,823
Ensign Group Inc/The	23,891	2,241,932
MEDNAX Inc (a)	92,917	2,366,596
National HealthCare Corp	4,949	385,577
OPKO Health Inc (a),(b)	976,811	4,190,519
Pennant Group Inc/The (a)	6,157	281,991
Personalis Inc (a)	33,399	821,949
Select Medical Holdings Corp (a)	58,302	1,988,098
Surgery Partners Inc (a)	25,392	1,123,850
Tenet Healthcare Corp (a)	115,103	5,985,356
Tivity Health Inc (a)	48,492	1,082,342
Triple-S Management Corp, Class B (a)	15,303	398,337
US Physical Therapy Inc	9,154	952,931
Vapotherm Inc (a)	43,722	1,050,202
		$28,927,306

Home Builders — 0.54%
LCI Industries	14,391	1,903,642
Taylor Morrison Home Corp, Class A (a)	72,140	2,222,633
TRI Pointe Group Inc (a)	95,215	1,938,577
		$6,064,852

Home Furnishings — 0.68%
Ethan Allen Interiors Inc	23,264	642,319
iRobot Corp (a)	55,168	6,740,426
Universal Electronics Inc (a)	5,694	312,999
		$7,695,744

Household Products — 0.18%
Edgewell Personal Care Co	50,976	2,018,650

Household Products/Wares — 0.43%
ACCO Brands Corp	47,851	403,862
Quanex Building Products Corp	19,824	519,984
Spectrum Brands Holdings Inc	45,581	3,874,385
		$4,798,231

Insurance — 3.33%
American National Group Inc	11,346	1,223,893
CNO Financial Group Inc	200,437	4,868,615
Employers Holdings Inc	55,114	2,373,209
Enstar Group Ltd (a)	13,118	3,236,604
Mercury General Corp	84,104	5,114,364
National Western Life Group Inc	1,754	436,746
Palomar Holdings Inc (a)	48,012	3,218,724
Radian Group Inc	341,795	7,946,734
SiriusPoint Ltd (a)	84,565	860,026
Unum Group	297,187	8,270,714
		$37,549,629

Internet — 1.87%
ChannelAdvisor Corp (a)	39,304	925,609
HealthStream Inc (a)	31,312	699,510
NIC Inc	59,621	2,022,941
Perficient Inc (a)	47,156	2,769,000
Revolve Group Inc (a)	65,182	2,928,627

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Shutterstock Inc	24,881	$2,215,404
TripAdvisor Inc (a)	176,769	9,508,405
		$21,069,496

Iron & Steel — 0.69%
Carpenter Technology Corp	81,242	3,343,108
Commercial Metals Co	143,603	4,428,717
		$7,771,825

Leisure Time — 0.15%
Acushnet Holdings Corp	33,539	1,386,167
Lindblad Expeditions Holdings Inc (a)	17,488	330,523
		$1,716,690

Lodging — 0.05%
Marcus Corp/The (b)	29,858	596,861

Machinery — Construction & Mining — 0.32%
Terex Corp	78,506	3,616,771

Machinery — Diversified — 2.88%
Albany International Corp, Class A	41,861	3,494,138
Altra Industrial Motion Corp	34,799	1,925,081
Applied Industrial Technologies Inc	36,623	3,338,919
Cactus Inc, Class A	24,337	745,199
Columbus McKinnon Corp	15,350	809,866
Crane Co	48,859	4,588,349
Curtiss-Wright Corp	48,709	5,776,887
Flowserve Corp	139,909	5,429,868
Ichor Holdings Ltd (a)	29,233	1,572,735
Kadant Inc	8,467	1,566,480
Tennant Co	13,308	1,063,176
Welbilt Inc (a)	129,845	2,109,981
		$32,420,679

Media — 0.91%
AMC Networks Inc, Class A (a)	50,280	2,672,885
Audacy Inc	51,922	272,591
John Wiley & Sons Inc, Class A	33,696	1,826,323
Meredith Corp	35,381	1,053,646
MSG Networks Inc, Class A (a)	31,679	476,452
Sinclair Broadcast Group Inc, Class A	61,761	1,807,127
TEGNA Inc	114,599	2,157,899
		$10,266,923

Metal Fabrication & Hardware — 1.81%
AZZ Inc	20,147	1,014,401
Helios Technologies Inc	13,902	1,013,039
Mueller Industries Inc	34,970	1,446,010
Rexnord Corp	121,210	5,707,779
Timken Co/The	73,471	5,963,641
Valmont Industries Inc	22,305	5,301,229
		$20,446,099

Mining — 0.16%
Kaiser Aluminum Corp	15,938	1,761,149

Miscellaneous Manufacture — 0.62%
EnPro Industries Inc	12,801	1,091,541
Federal Signal Corp	57,562	2,204,625
Myers Industries Inc	26,458	522,810
Standex International Corp	10,832	1,035,214

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Trinseo SA	33,195	$2,113,526
		$6,967,716

Office & Business Equipment — 0.65%
Pitney Bowes Inc	109,220	899,973
Xerox Holding Corp	266,819	6,475,697
		$7,375,670

Office Furnishings — 0.24%
HNI Corp	19,073	754,528
Interface Inc	40,473	505,103
Kimball International Inc, Class B	14,967	209,538
Knoll Inc	17,300	285,623
Steelcase Inc, Class A	63,538	914,312
		$2,669,104

Oil & Gas — 3.10%
Callon Petroleum Co (a)	178,671	6,887,767
Cimarex Energy Co	92,416	5,488,586
CVR Energy Inc	57,045	1,094,123
Delek US Holdings Inc	89,590	1,951,270
Kosmos Energy Ltd	377,193	1,157,983
Murphy Oil Corp	266,090	4,366,537
Par Pacific Holdings Inc (a)	32,026	452,207
Patterson-UTI Energy Inc	247,894	1,767,484
PBF Energy Inc, Class A	309,542	4,380,019
PDC Energy Inc (a)	69,185	2,379,964
ProPetro Holding Corp (a)	66,542	709,338
Southwestern Energy Co (a)	930,700	4,327,755
		$34,963,033

Oil & Gas Services — 0.41%
Archrock Inc	77,114	731,812
Core Laboratories N.V.	41,817	1,203,911
Dril-Quip Inc (a)	21,811	724,780
Helix Energy Solutions Group Inc (a)	153,680	776,084
MRC Global Inc (a)	42,223	381,274
Solaris Oilfield Infrastructure Inc, Class A	25,739	315,818
Thermon Group Holdings Inc (a)	22,754	443,475
		$4,577,154

Packaging & Containers — 0.36%
Greif Inc, Class A	24,695	1,407,615
Matthews International Corp, Class A	21,090	834,109
O-I Glass Inc	127,001	1,871,995
		$4,113,719

Pharmaceuticals — 4.22%
AdaptHealth Corp (a)	31,306	1,150,809
Agios Pharmaceuticals Inc (a)	86,340	4,458,598
Akebia Therapeutics Inc (a)	509,167	1,723,530
Alkermes PLC (a)	214,026	3,998,006
Amneal Pharmaceuticals Inc (a)	83,402	561,295
Anika Therapeutics Inc (a)	12,980	529,454
Arvinas Inc (a)	45,359	2,998,230
Aytu BioPharma Inc (a),(b)	39,881	303,096
BioDelivery Sciences International Inc (a)	111,383	435,507
Clovis Oncology Inc (a),(b)	278,022	1,951,714
Coherus Biosciences Inc (a)	103,849	1,517,234
Durect Corp (a)	97,638	193,323
Eagle Pharmaceuticals Inc (a)	27,915	1,165,172
Endo International PLC (a)	435,980	3,230,612

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Heat Biologics Inc (a)	147,286	$1,072,242
Ironwood Pharmaceuticals Inc (a)	246,642	2,757,457
Jounce Therapeutics Inc (a)	29,499	302,955
Lannett Co Inc (a)	43,413	229,221
Owens & Minor Inc	41,682	1,566,826
Pacira BioSciences Inc (a)	83,245	5,834,642
PetIQ Inc (a)	40,151	1,415,724
Phibro Animal Health Corp, Class A	18,104	441,738
Premier Inc, Class A	73,401	2,484,624
Prestige Consumer Healthcare Inc (a)	65,771	2,899,186
Supernus Pharmaceuticals Inc (a)	66,636	1,744,530
USANA Health Sciences Inc (a)	13,833	1,350,101
Vanda Pharmaceuticals Inc (a)	74,046	1,112,171
Voyager Therapeutics Inc (a)	26,069	122,785
		$47,550,782

Pipelines — 0.29%
Antero Midstream Corp	356,959	3,223,340

Private Equity — 0.06%
Victory Capital Holdings Inc, Class A	27,579	704,919

Real Estate — 0.53%
Alexander & Baldwin Inc	68,293	1,146,639
Realogy Holdings Corp (a)	272,497	4,122,880
RMR Group Inc/The, Class A	16,494	673,120
		$5,942,639

REITs — 3.04%
Alexander's Inc	3,230	895,679
Corporate Office Properties Trust	160,309	4,220,936
Essential Properties Realty Trust Inc	158,751	3,624,285
KKR Real Estate Finance Trust Inc	64,555	1,187,167
LTC Properties Inc	84,208	3,513,158
Macerich Co/The	736,787	8,620,408
Tanger Factory Outlet Centers Inc	405,503	6,135,260
Weingarten Realty Investors	226,787	6,102,838
		$34,299,731

Retail — 6.55%
Big Lots Inc	85,193	5,818,682
BJ's Restaurants Inc (a)	20,662	1,200,049
Bloomin' Brands Inc	134,792	3,646,124
Caleres Inc	25,933	565,339
Cheesecake Factory Inc/The	90,529	5,296,852
Chico's FAS Inc	89,937	297,691
Children's Place Inc/The (a)	44,011	3,067,567
Denny's Corp (a)	79,998	1,448,764
Dick's Sporting Goods Inc	86,384	6,578,142
Duluth Holdings Inc, Class B (a)	13,573	229,927
El Pollo Loco Holdings Inc (a)	20,212	325,817
Foot Locker Inc	151,255	8,508,094
GMS Inc (a)	38,027	1,587,627
Group 1 Automotive Inc	12,115	1,911,626
Haverty Furniture Cos Inc	12,419	461,863
Jack in the Box Inc	46,315	5,084,461
La-Z-Boy Inc	34,603	1,469,935
Lumber Liquidators Holdings Inc (a)	35,637	895,201
MSC Industrial Direct Co Inc, Class A	83,036	7,489,017
National Vision Holdings Inc (a)	48,211	2,113,088
ODP Corp/The	48,141	2,084,024
PC Connection Inc	8,494	394,037
Penske Automotive Group Inc	28,667	2,300,240

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
PriceSmart Inc	13,943	$1,348,985
Ruth's Hospitality Group Inc	42,802	1,062,774
Sally Beauty Holdings Inc (a)	124,666	2,509,526
Signet Jewelers Ltd (a)	65,560	3,801,169
Sonic Automotive Inc, Class A	22,665	1,123,504
World Fuel Services Corp	34,822	1,225,734
		$73,845,859

Savings & Loans — 2.86%
Axos Financial Inc (a)	57,665	2,710,832
Berkshire Hills Bancorp Inc	69,361	1,548,138
Flushing Financial Corp	25,099	532,852
Investors Bancorp Inc	357,950	5,258,286
Meridian Bancorp Inc	32,115	591,558
Northfield Bancorp Inc	55,396	881,904
OceanFirst Financial Corp	46,585	1,115,245
Pacific Premier Bancorp Inc	78,426	3,406,825
Provident Financial Services Inc	77,158	1,719,080
Sterling Bancorp	400,629	9,222,480
Washington Federal Inc	97,448	3,001,398
WSFS Financial Corp	45,176	2,249,313
		$32,237,911

Semiconductors — 0.55%
ACM Research Inc, Class A (a)	22,394	1,809,211
Power Integrations Inc	54,019	4,401,468
		$6,210,679

Software — 4.23%
Allscripts Healthcare Solutions Inc (a)	103,211	1,549,713
American Software Inc, Class A	22,930	474,651
Bandwidth Inc, Class A (a)	28,651	3,631,228
Blackbaud Inc	43,024	3,058,146
BM Technologies Inc (a)	3,549	41,346
Computer Programs & Systems Inc	6,888	210,773
Cornerstone OnDemand Inc (a)	88,923	3,875,264
CSG Systems International Inc	33,248	1,492,503
Donnelley Financial Solutions Inc (a)	21,639	602,213
Ebix Inc	24,458	783,390
Inovalon Holdings Inc, Class A (a)	43,385	1,248,620
j2 Global Inc (a)	72,267	8,661,923
MicroStrategy Inc, Class A (a)	8,752	5,940,858
Progress Software Corp	50,708	2,234,194
SailPoint Technologies Holding Inc (a)	126,510	6,406,466
Sciplay Corp, Class A (a)	55,121	891,858
Simulations Plus Inc	19,939	1,260,942
SPS Commerce Inc (a)	31,839	3,161,931
Xperi Holding Corp	101,495	2,209,546
		$47,735,565

Telecommunications — 2.01%
CommScope Holding Co Inc (a)	319,020	4,900,147
Consolidated Communications Holdings Inc (a)	74,607	537,170
EchoStar Corp (a)	42,350	1,016,400
GTT Communications Inc (a),(b)	52,281	95,674
InterDigital Inc	28,988	1,839,289
Loral Space & Communications Inc	15,513	584,375
ORBCOMM Inc (a)	84,588	645,406
Shenandoah Telecommunications Co	47,307	2,309,055
Switch Inc, Class A	249,161	4,051,358
Telephone & Data Systems Inc	129,163	2,965,583

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
ViaSat Inc (a)	77,757	$3,737,779
		$22,682,236
Transportation — 1.49%
Dorian LPG Ltd (a)	57,402	753,688
Forward Air Corp	29,102	2,584,549
International Seaways Inc	27,532	533,570
Kirby Corp (a)	117,750	7,097,970
Ryder System Inc	77,592	5,869,835
		$16,839,612
Water — 0.08%
Arch Resources Inc	22,045	917,072
TOTAL COMMON STOCKS		$1,124,574,913
INVESTMENT COMPANIES — 1.45%	Shares Held	Value
Money Market Funds — 1.45%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	13,927,854	$13,927,854
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (e)	2,423,641	2,423,641
TOTAL INVESTMENT COMPANIES		$16,351,495
Total Investments		$1,140,926,408
Other Assets and Liabilities — (1.20)%		(13,523,328)
Total Net Assets — 100.00%		$1,127,403,080

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $26,341,505 or 2.34% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,927,854 or 1.24% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.80%
Consumer, Non-cyclical	21.98%
Consumer, Cyclical	15.09%
Industrial	13.20%
Technology	6.76%
Communications	4.64%
Energy	3.84%
Basic Materials	3.32%
Utilities	2.12%
Money Market Funds	1.45%
Other Assets and Liabilities	(1.20)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
March 31, 2021 (unaudited)

	June 30, 2020		Purchases	Sales	March 31, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$13,835,298		$182,115,144	$182,022,588	$13,927,854
	$13,835,298		$182,115,144	$182,022,588	$13,927,854

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2021 (unaudited)

COMMON STOCKS — 99.60%	Shares Held	Value

Advertising — 1.65%
Interpublic Group of Cos Inc/The	18,288	$534,010

Aerospace & Defense — 3.53%
General Dynamics Corp	1,958	355,495
L3Harris Technologies Inc	1,084	219,705
Lockheed Martin Corp	920	339,940
Northrop Grumman Corp	700	226,548
		$1,141,688

Agriculture — 3.31%
Altria Group Inc	20,889	1,068,681

Banks — 5.64%
Citigroup Inc	5,530	402,308
First Horizon Corp	31,973	540,663
Regions Financial Corp	20,537	424,294
State Street Corp	5,409	454,410
		$1,821,675

Biotechnology — 1.05%
Amgen Inc	1,361	338,630

Chemicals — 3.47%
Celanese Corp	1,510	226,213
Dow Inc	9,371	599,182
NewMarket Corp	554	210,609
Sherwin-Williams Co/The	115	84,871
		$1,120,875

Commercial Services — 3.60%
Automatic Data Processing Inc	1,308	246,519
Booz Allen Hamilton Holding Corp	2,023	162,912
ManpowerGroup Inc	2,913	288,096
Quanta Services Inc	474	41,703
Robert Half International Inc	3,072	239,831
Service Corp International	3,649	186,281
		$1,165,342

Computers — 3.18%
Apple Inc	553	67,549
Cognizant Technology Solutions Corp, Class A	1,605	125,382
Genpact Ltd	2,561	109,662
HP Inc	11,173	354,743
NetApp Inc	5,098	370,472
		$1,027,808

Construction Materials — 2.05%
Fortune Brands Home & Security Inc	1,479	141,718
Lennox International Inc	443	138,034
Masco Corp	2,049	122,735
Owens Corning	1,718	158,211
Vulcan Materials Co	604	101,925
		$662,623

Distribution/Wholesale — 1.06%
Fastenal Co	6,813	342,558

Diversified Financial Services — 7.09%
Ameriprise Financial Inc	1,047	243,375
Cboe Global Markets Inc	1,860	183,563
Jefferies Financial Group Inc	9,250	278,425
Raymond James Financial Inc	1,452	177,957
Santander Consumer USA Holdings Inc	13,327	360,629
Synchrony Financial	7,195	292,549

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
T Rowe Price Group Inc	1,609	$276,104
Western Union Co/The	19,462	479,933
		$2,292,535

Electric — 1.13%
NRG Energy Inc	9,643	363,830

Electrical Components & Equipment — 0.22%
AMETEK Inc	555	70,890

Electronics — 1.28%
Allegion PLC	1,111	139,564
Hubbell Inc	1,464	273,607
		$413,171

Environmental Control — 0.19%
Tetra Tech Inc	450	61,074

Food — 1.80%
Kroger Co/The	7,299	262,691
Tyson Foods Inc, Class A	4,309	320,159
		$582,850

Gas — 1.37%
UGI Corp	10,814	443,482

Hand/Machine Tools — 1.01%
Snap-on Inc	1,418	327,189

Healthcare — Services — 1.93%
Anthem Inc	429	153,990
Humana Inc	176	73,788
Quest Diagnostics Inc	1,763	226,263
UnitedHealth Group Inc	458	170,408
		$624,449

Home Builders — 2.26%
DR Horton Inc	1,500	133,680
Lennar Corp, Class A	1,084	109,733
PulteGroup Inc	2,820	147,881
Thor Industries Inc	1,636	220,435
Toll Brothers Inc	2,082	118,112
		$729,841

Home Furnishings — 1.06%
Whirlpool Corp	1,559	343,526

Household Products/Wares — 0.78%
Clorox Co/The	1,304	251,515

Housewares — 1.71%
Newell Brands Inc	20,602	551,722

Insurance — 15.01%
Aflac Inc	5,775	295,565
Alleghany Corp (a)	424	265,547
Allstate Corp/The	2,023	232,443
American Financial Group Inc	4,536	517,558
Assurant Inc	1,669	236,614
Essent Group Ltd	3,945	187,348
Fidelity National Financial Inc	9,937	404,038
First American Financial Corp	7,230	409,579
Hartford Financial Services Group Inc/The	5,767	385,178
Old Republic International Corp	24,288	530,450
Primerica Inc	927	137,029
Progressive Corp/The	3,423	327,273

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Prudential Financial Inc	7,158	$652,094
Travelers Cos Inc/The	1,813	272,675
		$4,853,391

Internet — 0.89%
CDW Corp	815	135,086
eBay Inc	2,480	151,875
		$286,961

Iron & Steel — 0.82%
Reliance Steel & Aluminum Co	1,734	264,071
Leisure Time — 1.48%
Brunswick Corp	1,611	153,641
Polaris Inc	2,432	324,672
		$478,313

Machinery — Construction & Mining — 0.54%
Oshkosh Corp	1,480	175,617
Machinery — Diversified — 0.23%
AGCO Corp	526	75,560
Media — 1.91%
Fox Corp, Class A	5,205	187,953
Nexstar Media Group Inc, Class A	1,638	230,024
ViacomCBS Inc, Class B	4,403	198,575
		$616,552

Mining — 0.65%
Newmont Corp	3,504	211,186
Miscellaneous Manufacture — 1.20%
AO Smith Corp	3,307	223,586
Carlisle Cos Inc	990	162,934
		$386,520

Oil & Gas — 1.08%
EOG Resources Inc	4,834	350,610
Packaging & Containers — 1.01%
Sealed Air Corp	3,661	167,747
Silgan Holdings Inc	3,785	159,084
		$326,831

Pharmaceuticals — 4.59%
Bristol-Myers Squibb Co	6,630	418,552
Cardinal Health Inc	9,661	586,906
CVS Health Corp	4,737	356,364
McKesson Corp	619	120,730
		$1,482,552

Pipelines — 3.18%
Equitrans Midstream Corp	125,976	1,027,964
REITs — 3.23%
Essex Property Trust Inc	1,868	507,797
VICI Properties Inc	19,021	537,153
		$1,044,950

Retail — 6.79%
Advance Auto Parts Inc	433	79,451
Best Buy Co Inc	2,414	277,151
Dollar General Corp	385	78,009

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
Home Depot Inc/The	958	$292,429
Lowe's Cos Inc	965	183,524
Qurate Retail Inc, Series A	73,337	862,443
Tractor Supply Co	735	130,154
Williams-Sonoma Inc	1,620	290,304
		$2,193,465

Semiconductors — 3.43%
Broadcom Inc	714	331,053
Entegris Inc	348	38,906
Intel Corp	4,804	307,456
KLA Corp	477	157,601
Texas Instruments Inc	1,446	273,280
		$1,108,296

Shipbuilding — 0.98%
Huntington Ingalls Industries Inc	1,547	318,450
Software — 0.89%
Cerner Corp	1,540	110,695
Oracle Corp	2,527	177,320
		$288,015

Telecommunications — 1.32%
Juniper Networks Inc	16,816	425,949
TOTAL COMMON STOCKS		$32,195,217
INVESTMENT COMPANIES — 0.22%	Shares Held	Value
Money Market Fund — 0.22%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.04% (b)	69,799	$69,799
TOTAL INVESTMENT COMPANIES		$69,799
Total Investments		$32,265,016
Other Assets and Liabilities — 0.18%		57,647
Total Net Assets — 100.00%		$32,322,663

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.98%
Consumer, Non-cyclical	17.06%
Consumer, Cyclical	14.35%
Industrial	12.25%
Technology	7.50%
Communications	5.76%
Basic Materials	4.94%
Energy	4.26%
Utilities	2.50%
Money Market Fund	0.22%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Value ETF
March 31, 2021 (unaudited)

	June 30, 2020	Purchases	Sales	March 31, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$982,112	$6,674,868	$7,656,980	$—
	$982,112	$6,674,868	$7,656,980	$—

Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Principal Exchange-Traded Funds
March 31, 2021 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC, ("the Advisor") under procedures established periodically reviewed by the Trust's Board of Trustees. The Funds invest in other publicly traded investment funds, which are valued at the respective fund’s net asset value (“NAV”).

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, OTC derivatives, mortgage-backed securities and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage-backed securities.

Principal Exchange-Traded Funds
March 31, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted indicative prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Funds’ securities carried at fair value:

			Level 2 — Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Active Income ETF
Common Stocks*	$57,283,512	$	— $		— $	57,283,512
Preferred Stocks*	19,301,550		—		—	19,301,550
Bonds*	—		151,395,051		—	151,395,051
Investment Companies	8,530,428		—		—	8,530,428
Total investments in securities	$85,115,490		$151,395,051	$	— $	236,510,541

Principal Healthcare Innovators Index ETF
Common Stocks*	$164,522,879	$	— $		— $	164,522,879
Investment Companies	6,547,043		—		—	6,547,043
Total investments in securities	$171,069,922	$	— $		— $	171,069,922

	Principal Exchange-Traded Funds
March 31, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal International Multi-Factor ETF
Common Stocks*		$62,106,454	$	— $		— $	62,106,454
Preferred Stocks*		790,818		—		—	790,818
Investment Companies		1,471,912		—		—	1,471,912
Total investments in securities		$64,369,184	$	— $		— $	64,369,184

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		304,964,710	$	— $	304,964,710
Investment Companies		3,153,229		—		—	3,153,229
Total investments in securities		$3,153,229		$304,964,710	$	— $	308,117,939
Assets
Interest rate contracts
Futures		$241,195	$	— $		— $	241,195
Liabilities
Interest rate contracts
Futures		$(104,679	) $	— $		— $	(104,679)

Principal Millennials Index ETF
Common Stocks*		$88,279,051	$	— $		— $	88,279,051
Investment Companies		775,478		—		—	775,478
Total investments in securities		$89,054,529	$	— $		— $	89,054,529

Principal Quality ETF
Common Stocks*		$34,159,755	$	— $		— $	34,159,755
Investment Companies		115,531		—		—	115,531
Total investments in securities		$34,275,286	$	— $		— $	34,275,286

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		295,306,379	$	— $	295,306,379
U.S. Government & Government
Agency Obligations		—		5,493,942		—	5,493,942
Investment Companies		13,659,133		—		—	13,659,133
Total investments in securities		$13,659,133		$300,800,321	$	— $	314,459,454

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$3,411,569	$	— $		— $	3,411,569
Bonds*		—		17,951,620		—	17,951,620
Investment Companies		811,702		—		—	811,702
Total investments in securities		$4,223,271		$17,951,620	$	— $	22,174,891

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		12,006,027	$	— $	12,006,027
Investment Companies		345,640		—		—	345,640
Total investments in securities		$345,640		$12,006,027	$	— $	12,351,667

Principal U.S. Mega-Cap ETF
Common Stocks*	$1,811,831,214		$	— $		— $	1,811,831,214
Investment Companies		3,706,562		—		—	3,706,562
Total investments in securities	$1,815,537,776		$	— $		— $	1,815,537,776

	Principal Exchange-Traded Funds
March 31, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 — Other	Level 3 —
	Level 1 —		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs	Totals (Level 1,2,3)

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$1,124,574,913	$	— $	— $	1,124,574,913
Investment Companies	16,351,495		—	—	16,351,495
Total investments in securities	$1,140,926,408	$	— $	— $	1,140,926,408
Principal Value ETF
Common Stocks*	$32,195,217	$	— $	— $	32,195,217
Investment Companies	69,799		—	—	69,799
Total investments in securities	$32,265,016	$	— $	— $	32,265,016

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Fund’s Schedules of Investments for the period ended March 31, 2021 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.